UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09333

                     OPPENHEIMER MAIN STREET SMALL CAP FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                    Date of reporting period: MARCH 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.7%
----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.4%
----------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.0%
Aftermarket Technology Corp. 1                                                               140,800        $     3,183,488
----------------------------------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc. 2                                                13,900                238,107
----------------------------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc.                                                                           527,500              7,865,025
----------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                                 59,200              3,349,536
----------------------------------------------------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                                                  12,400                744,496
----------------------------------------------------------------------------------------------------------------------------
Drew Industries, Inc. 1,2                                                                      5,700                202,635
----------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                                                         161,800              2,342,864
----------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Industries, Inc. 1,2                                                      23,900              1,008,819
----------------------------------------------------------------------------------------------------------------------------
Lear Corp. 2                                                                                 114,600              2,031,858
----------------------------------------------------------------------------------------------------------------------------
Modine Manufacturing Co.                                                                     219,900              6,487,050
----------------------------------------------------------------------------------------------------------------------------
Sauer-Danfoss, Inc.                                                                           82,100              1,884,195
----------------------------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc. 1                                                                     31,500                606,375
----------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1,2                                                                            464,500             10,075,005
----------------------------------------------------------------------------------------------------------------------------
TRW Automotive Holdings Corp. 1                                                               93,200              2,171,560
                                                                                                            ----------------
                                                                                                                 42,191,013
----------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
Fleetwood Enterprises, Inc. 1                                                                130,000              1,452,100
----------------------------------------------------------------------------------------------------------------------------
Monaco Coach Corp. 2                                                                          40,000                536,000
----------------------------------------------------------------------------------------------------------------------------
Thor Industries, Inc.                                                                         35,700              1,904,952
----------------------------------------------------------------------------------------------------------------------------
Winnebago Industries, Inc. 2                                                                  26,600                807,044
                                                                                                            ----------------
                                                                                                                  4,700,096
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
Audiovox Corp., Cl. A 1,2                                                                      8,200                 97,908
----------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co. 1                                                                    82,700              1,252,905
                                                                                                            ----------------
                                                                                                                  1,350,813
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.9%
Alderwoods Group, Inc. 1                                                                     119,600              2,140,840
----------------------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. 1                                                      43,800              1,696,374
----------------------------------------------------------------------------------------------------------------------------
Career Education Corp. 1,2                                                                   128,400              4,844,532
----------------------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                                                                   53,700                773,280
----------------------------------------------------------------------------------------------------------------------------
DeVry, Inc 1,2                                                                               47,800              1,088,406
----------------------------------------------------------------------------------------------------------------------------
Escala Group, Inc. 1,2                                                                        18,100                474,039
----------------------------------------------------------------------------------------------------------------------------
INVESTools, Inc. 1                                                                            15,500                127,100
----------------------------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1                                                              34,600              2,216,130
----------------------------------------------------------------------------------------------------------------------------
Jackson Hewitt Tax Service, Inc.                                                             358,000             11,305,640
----------------------------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 2                                                               49,200              1,745,616
----------------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                   27,197                937,753
----------------------------------------------------------------------------------------------------------------------------
Service Corp. International                                                                  506,600              3,951,480
----------------------------------------------------------------------------------------------------------------------------
ServiceMaster Co. (The)                                                                      109,700              1,439,264
----------------------------------------------------------------------------------------------------------------------------
Sotheby's Holdings, Inc., Cl. A 1                                                             48,600              1,411,344
----------------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. 1                                                                        84,500              3,422,250
----------------------------------------------------------------------------------------------------------------------------
Stewart Enterprises, Inc. 2                                                                  247,900              1,415,509


1                        |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES CONTINUED
Vertrue, Inc. 1,2                                                                            14,800         $       618,640
                                                                                                            ----------------
                                                                                                                 39,608,197
----------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.7%
Ambassadors Group, Inc.                                                                       76,500              1,943,100
----------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.                                                                      169,900              4,381,721
----------------------------------------------------------------------------------------------------------------------------
Aztar Corp. 1                                                                                178,200              7,482,618
----------------------------------------------------------------------------------------------------------------------------
Bally Technologies, Inc. 1,2                                                                  28,400                482,516
----------------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp. 1,2                                                         28,900                270,793
----------------------------------------------------------------------------------------------------------------------------
Bluegreen Corp. 1,2                                                                          169,900              2,246,078
----------------------------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc.                                                                        121,900              3,621,649
----------------------------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                                                   90,400              3,819,400
----------------------------------------------------------------------------------------------------------------------------
Buffalo Wild Wings, Inc. 1                                                                     6,000                249,480
----------------------------------------------------------------------------------------------------------------------------
CBRL Group, Inc.                                                                             117,300              5,150,643
----------------------------------------------------------------------------------------------------------------------------
Checkers Drive-In Restaurants, Inc. 1                                                         15,000                222,450
----------------------------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc.                                                             78,000              3,570,840
----------------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc. 2                                                                      465,800              8,104,920
----------------------------------------------------------------------------------------------------------------------------
Ctrip.com International Ltd., ADR                                                             33,800              2,795,260
----------------------------------------------------------------------------------------------------------------------------
Darden Restaurants, Inc.                                                                     104,100              4,271,223
----------------------------------------------------------------------------------------------------------------------------
Denny's Corp. 1,2                                                                            631,000              3,003,560
----------------------------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                                                         350,300             10,001,065
----------------------------------------------------------------------------------------------------------------------------
Dover Downs Gaming & Entertainment, Inc.                                                     117,800              2,564,506
----------------------------------------------------------------------------------------------------------------------------
IHOP Corp. 2                                                                                 118,000              5,656,920
----------------------------------------------------------------------------------------------------------------------------
Jack in the Box, Inc. 1                                                                      178,700              7,773,450
----------------------------------------------------------------------------------------------------------------------------
Landry's Restaurants, Inc. 2                                                                  33,200              1,172,956
----------------------------------------------------------------------------------------------------------------------------
Lone Star Steakhouse & Saloon, Inc.                                                           20,900                593,978
----------------------------------------------------------------------------------------------------------------------------
Luby's, Inc. 1,2                                                                             194,300              2,426,807
----------------------------------------------------------------------------------------------------------------------------
McCormick & Schmick's Seafood Restaurants, Inc. 1                                            105,000              2,674,350
----------------------------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                                                             63,700              1,808,443
----------------------------------------------------------------------------------------------------------------------------
Morton's Restaurant Group, Inc. 1                                                             41,700                724,746
----------------------------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc. 1                                                                      92,600                953,780
----------------------------------------------------------------------------------------------------------------------------
Multimedia Games, Inc. 1,2                                                                   104,300              1,551,984
----------------------------------------------------------------------------------------------------------------------------
Navigant International, Inc. 1,2                                                              35,900                440,852
----------------------------------------------------------------------------------------------------------------------------
O'Charley's, Inc. 1                                                                           29,300                540,878
----------------------------------------------------------------------------------------------------------------------------
Papa John's International, Inc. 1                                                             43,800              1,437,078
----------------------------------------------------------------------------------------------------------------------------
Rare Hospitality International, Inc. 1                                                         9,600                334,368
----------------------------------------------------------------------------------------------------------------------------
Ruth's Chris Steak House, Inc. 1,2                                                            26,700                635,727
----------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc. 1,2                                                                          632,400              6,437,832
----------------------------------------------------------------------------------------------------------------------------
Sunterra Corp. 1,2                                                                           176,900              2,526,132
----------------------------------------------------------------------------------------------------------------------------
Tim Hortons, Inc. 1,2                                                                        137,100              3,640,005
----------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc. 1,2                                                                       136,800              5,228,496
                                                                                                            ----------------
                                                                                                                110,740,604
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
American Greetings Corp., Cl. A 2                                                            335,400              7,251,348
----------------------------------------------------------------------------------------------------------------------------
Blount International, Inc. 1                                                                 100,500              1,619,055


2                        |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Champion Enterprises, Inc. 1,2                                                               441,100        $     6,598,856
----------------------------------------------------------------------------------------------------------------------------
CSS Industries, Inc. 2                                                                         9,192                300,946
----------------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors, Inc. 2                                                                197,500              8,298,950
----------------------------------------------------------------------------------------------------------------------------
Furniture Brands International, Inc. 2                                                       443,100             10,860,381
----------------------------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 1,2                                                                   272,000              3,756,320
----------------------------------------------------------------------------------------------------------------------------
Kimball International, Inc., Cl. B 2                                                          45,100                678,304
----------------------------------------------------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                                                             401,300              6,822,100
----------------------------------------------------------------------------------------------------------------------------
Leggett & Platt, Inc.                                                                         50,200              1,223,374
----------------------------------------------------------------------------------------------------------------------------
Mestek, Inc. 1,2                                                                               3,800                 47,804
----------------------------------------------------------------------------------------------------------------------------
Movado Group, Inc. 2                                                                          30,300                699,324
----------------------------------------------------------------------------------------------------------------------------
NVR, Inc. 1                                                                                    1,600              1,182,320
----------------------------------------------------------------------------------------------------------------------------
Palm Harbor Homes, Inc. 1,2                                                                   14,600                312,878
----------------------------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The)                                                                      34,200              2,373,480
----------------------------------------------------------------------------------------------------------------------------
Snap-On, Inc. 2                                                                              125,400              4,780,248
----------------------------------------------------------------------------------------------------------------------------
Stanley Furniture Co., Inc.                                                                   99,100              2,898,675
----------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                           46,000              2,330,360
----------------------------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                                                      162,600              3,347,934
                                                                                                            ----------------
                                                                                                                 65,382,657
----------------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.3%
Blue Nile, Inc. 1,2                                                                           82,800              2,913,732
----------------------------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                                                  306,200              6,739,462
----------------------------------------------------------------------------------------------------------------------------
PetMed Express, Inc. 1,2                                                                      80,900              1,437,593
----------------------------------------------------------------------------------------------------------------------------
Priceline.com, Inc. 1                                                                          6,000                149,040
----------------------------------------------------------------------------------------------------------------------------
Sportsman's Guide, Inc. 1,2                                                                   13,000                344,370
----------------------------------------------------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                                                          17,200                606,472
----------------------------------------------------------------------------------------------------------------------------
ValueVision Media, Inc., Cl. A 1                                                              25,700                328,446
                                                                                                            ----------------
                                                                                                                 12,519,115
----------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.5%
Arctic Cat, Inc. 2                                                                             5,000                120,300
----------------------------------------------------------------------------------------------------------------------------
Callaway Golf Co.                                                                            333,600              5,737,920
----------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc.                                                                                 241,900              5,104,090
----------------------------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                                                      188,600              5,043,164
----------------------------------------------------------------------------------------------------------------------------
RC2 Corp. 1,2                                                                                 47,600              1,894,956
----------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc. 1                                                          48,300              1,556,226
                                                                                                            ----------------
                                                                                                                 19,456,656
----------------------------------------------------------------------------------------------------------------------------
MEDIA--1.4%
Advo, Inc.                                                                                    12,000                384,000
----------------------------------------------------------------------------------------------------------------------------
Arbitron, Inc. 2                                                                              17,400                588,468
----------------------------------------------------------------------------------------------------------------------------
Belo Corp., Cl. A                                                                             64,800              1,288,224
----------------------------------------------------------------------------------------------------------------------------
Catalina Marketing Corp. 2                                                                    53,900              1,245,090
----------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Cl. A 1,2                                                      360,000                392,400
----------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. 2                                                                 262,800              2,914,452
----------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                                                                   175,500              2,355,210
----------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                                                               205,100              2,309,426


3                        |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., Cl. A 1,2                                                        206,300        $     3,300,800
----------------------------------------------------------------------------------------------------------------------------
Entercom Communications Corp. 2                                                              224,300              6,262,456
----------------------------------------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                                                             8,100                 74,196
----------------------------------------------------------------------------------------------------------------------------
Harris Interactive, Inc. 1,2                                                                  10,800                 60,696
----------------------------------------------------------------------------------------------------------------------------
Interactive Data Corp.                                                                         7,600                178,600
----------------------------------------------------------------------------------------------------------------------------
Journal Communications, Inc. 2                                                                33,600                416,640
----------------------------------------------------------------------------------------------------------------------------
Live Nation 1                                                                                 14,200                281,728
----------------------------------------------------------------------------------------------------------------------------
Media General, Inc., Cl. A                                                                    41,676              1,942,935
----------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1,2                                                            130,900                752,675
----------------------------------------------------------------------------------------------------------------------------
Meredith Corp.                                                                                61,800              3,447,822
----------------------------------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc., Cl. B 1,2                                                         129,800              1,843,160
----------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp. 1                                                                        21,800              1,269,414
----------------------------------------------------------------------------------------------------------------------------
Readers Digest Assn., Inc. (The), Cl. A, Non-Vtg.                                            417,100              6,152,225
----------------------------------------------------------------------------------------------------------------------------
Scholastic Corp. 1,2                                                                         127,265              3,405,611
----------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A                                                        412,200              3,359,430
----------------------------------------------------------------------------------------------------------------------------
TiVo, Inc. 1,2                                                                               516,200              3,732,126
----------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.                                                                           206,500              2,279,760
----------------------------------------------------------------------------------------------------------------------------
Wiley (John) & Sons, Inc., Cl. A                                                              98,800              3,739,580
----------------------------------------------------------------------------------------------------------------------------
World Wrestling Federation Entertainment, Inc. 2                                             148,000              2,501,200
                                                                                                            ----------------
                                                                                                                 56,478,324
----------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.9%
99 Cents Only Stores 2                                                                       293,300              3,977,148
----------------------------------------------------------------------------------------------------------------------------
Big Lots, Inc. 1,2                                                                           474,400              6,622,624
----------------------------------------------------------------------------------------------------------------------------
Bon-Ton Stores, Inc. 2                                                                        44,300              1,433,105
----------------------------------------------------------------------------------------------------------------------------
Conn's, Inc. 1,2                                                                              57,400              1,960,784
----------------------------------------------------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 2                                                                     182,600              4,754,904
----------------------------------------------------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 1                                                                   197,000              5,450,990
----------------------------------------------------------------------------------------------------------------------------
Fred's, Inc. 2                                                                                57,200                758,472
----------------------------------------------------------------------------------------------------------------------------
Retail Ventures, Inc. 1,2                                                                    150,100              2,200,466
----------------------------------------------------------------------------------------------------------------------------
Stage Stores, Inc. 2                                                                         268,600              7,990,850
----------------------------------------------------------------------------------------------------------------------------
Stein Mart, Inc.                                                                             182,100              3,172,182
                                                                                                            ----------------
                                                                                                                 38,321,525
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--6.3%
Aeropostale, Inc. 1                                                                          122,100              3,682,536
----------------------------------------------------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                                                              138,500              4,135,610
----------------------------------------------------------------------------------------------------------------------------
AnnTaylor Stores Corp. 1                                                                     119,700              4,403,763
----------------------------------------------------------------------------------------------------------------------------
Asbury Automotive Group, Inc. 1                                                               78,000              1,538,160
----------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1                                                                           118,400              2,551,520
----------------------------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc.                                                                         119,700              5,536,125
----------------------------------------------------------------------------------------------------------------------------
bebe stores, inc. 2                                                                           99,187              1,827,025
----------------------------------------------------------------------------------------------------------------------------
Blair Corp.                                                                                   10,907                451,659
----------------------------------------------------------------------------------------------------------------------------
Borders Group, Inc.                                                                           89,500              2,258,980
----------------------------------------------------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                                                          77,200              3,161,340
----------------------------------------------------------------------------------------------------------------------------
Building Materials Holding Corp. 2                                                           156,788              5,587,924


4                        |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp. 2                                                     90,500        $     4,113,225
----------------------------------------------------------------------------------------------------------------------------
Cache, Inc. 1,2                                                                               15,900                291,606
----------------------------------------------------------------------------------------------------------------------------
Casual Male Retail Group, Inc. 1,2                                                           154,100              1,500,934
----------------------------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A                                                                            166,050              3,961,953
----------------------------------------------------------------------------------------------------------------------------
Charlotte Russe Holding, Inc. 1,2                                                            144,700              3,096,580
----------------------------------------------------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                                                                   884,500             13,152,515
----------------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. 1,2                                                     152,412              8,824,655
----------------------------------------------------------------------------------------------------------------------------
Christopher & Banks Corp. 2                                                                  174,900              4,059,429
----------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc./Circuit City Group                                                 223,900              5,481,072
----------------------------------------------------------------------------------------------------------------------------
Citi Trends, Inc. 1,2                                                                         13,900                552,664
----------------------------------------------------------------------------------------------------------------------------
Claire's Stores, Inc.                                                                        152,400              5,533,644
----------------------------------------------------------------------------------------------------------------------------
CSK Auto Corp. 1,2                                                                           217,400              3,015,338
----------------------------------------------------------------------------------------------------------------------------
Deb Shops, Inc. 2                                                                              3,800                112,860
----------------------------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                                                                   59,600              2,857,820
----------------------------------------------------------------------------------------------------------------------------
DSW, Inc., Cl. A 1,2                                                                         10,000                313,200
----------------------------------------------------------------------------------------------------------------------------
Finish Line, Inc. (The), Cl. A                                                                64,700              1,064,315
----------------------------------------------------------------------------------------------------------------------------
Genesco, Inc. 1                                                                              218,900              8,513,021
----------------------------------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc. 2                                                                   139,300              6,622,322
----------------------------------------------------------------------------------------------------------------------------
Guess?, Inc. 1,2                                                                             236,500              9,249,515
----------------------------------------------------------------------------------------------------------------------------
Gymboree Corp. 1                                                                             237,800              6,192,312
----------------------------------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. 1,2                                                             290,180              9,573,038
----------------------------------------------------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1                                                               20,000                959,000
----------------------------------------------------------------------------------------------------------------------------
Lithia Motors, Inc., Cl. A 2                                                                  74,200              2,574,740
----------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                                                  323,200             11,615,808
----------------------------------------------------------------------------------------------------------------------------
Midas, Inc. 1,2                                                                               51,000              1,115,370
----------------------------------------------------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                                                        337,100              9,772,529
----------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. 1                                                        141,325              3,131,762
----------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The) 1                                                                         183,300             11,436,087
----------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc. 1                                                                   461,100             10,554,579
----------------------------------------------------------------------------------------------------------------------------
RadioShack Corp. 2                                                                           138,900              2,671,047
----------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                                                                       97,700              2,500,143
----------------------------------------------------------------------------------------------------------------------------
Rent-Way, Inc. 1,2                                                                            56,100                404,481
----------------------------------------------------------------------------------------------------------------------------
Ross Stores, Inc. 2                                                                          128,900              3,762,591
----------------------------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1,2                                                                     223,400              8,835,470
----------------------------------------------------------------------------------------------------------------------------
Shoe Carnival, Inc. 1                                                                         59,500              1,486,310
----------------------------------------------------------------------------------------------------------------------------
Sonic Automotive, Inc.                                                                       262,600              7,289,776
----------------------------------------------------------------------------------------------------------------------------
Sports Authority, Inc. (The) 1                                                               256,700              9,472,230
----------------------------------------------------------------------------------------------------------------------------
Syms Corp.                                                                                     7,400                111,000
----------------------------------------------------------------------------------------------------------------------------
Talbots, Inc. (The) 2                                                                        271,600              7,297,892
----------------------------------------------------------------------------------------------------------------------------
Too, Inc. 1,2                                                                                337,200             11,582,820
----------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                                                          19,500              1,293,630
----------------------------------------------------------------------------------------------------------------------------
Trans World Entertainment Corp. 1,2                                                           73,200                407,724
----------------------------------------------------------------------------------------------------------------------------
Tuesday Morning Corp. 2                                                                      157,800              3,643,602


5                        |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL CONTINUED
----------------------------------------------------------------------------------------------------------------------------
United Auto Group, Inc. 2                                                                    241,100        $    10,367,300
----------------------------------------------------------------------------------------------------------------------------
Wet Seal, Inc., Cl. A 1,2                                                                    312,400              2,077,460
----------------------------------------------------------------------------------------------------------------------------
Wilsons The Leather Experts, Inc. 1,2                                                         32,100                125,190
----------------------------------------------------------------------------------------------------------------------------
Zale Corp. 1                                                                                 167,600              4,697,828
----------------------------------------------------------------------------------------------------------------------------
Zumiez, Inc. 1                                                                                 4,000                244,400
                                                                                                            ----------------
                                                                                                                262,647,429
----------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Brown Shoe Co., Inc.                                                                          77,400              4,061,952
----------------------------------------------------------------------------------------------------------------------------
Cherokee, Inc. 2                                                                              40,600              1,634,962
----------------------------------------------------------------------------------------------------------------------------
Columbia Sportswear Co. 1,2                                                                   87,500              4,666,375
----------------------------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1,2                                                                     20,000                810,800
----------------------------------------------------------------------------------------------------------------------------
Iconix Brand Group, Inc. 1,2                                                                  24,100                350,655
----------------------------------------------------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                                                    100,400              3,551,148
----------------------------------------------------------------------------------------------------------------------------
K-Swiss, Inc., Cl. A                                                                         169,300              5,102,702
----------------------------------------------------------------------------------------------------------------------------
Kellwood Co. 2                                                                                31,500                988,785
----------------------------------------------------------------------------------------------------------------------------
Kenneth Cole Productions, Inc., Cl. A 2                                                       52,900              1,465,330
----------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                           39,500              1,618,710
----------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc. 2                                                                     66,200              3,384,806
----------------------------------------------------------------------------------------------------------------------------
Phillips/Van Heusen Corp.                                                                    214,600              8,199,866
----------------------------------------------------------------------------------------------------------------------------
Russell Corp.                                                                                 18,900                260,820
----------------------------------------------------------------------------------------------------------------------------
Skechers U.S.A., Inc., Cl. A 1                                                               282,400              7,040,232
----------------------------------------------------------------------------------------------------------------------------
Steven Madden Ltd.                                                                           118,600              4,210,300
----------------------------------------------------------------------------------------------------------------------------
Stride Rite Corp.                                                                            159,500              2,309,560
----------------------------------------------------------------------------------------------------------------------------
Timberland Co., Cl. A 1                                                                      115,700              3,960,411
----------------------------------------------------------------------------------------------------------------------------
Tommy Hilfiger Corp. 1                                                                       340,700              5,611,329
----------------------------------------------------------------------------------------------------------------------------
UniFirst Corp. 2                                                                              16,500                548,130
----------------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1                                                                  193,800              4,651,200
----------------------------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                                                   351,400              7,776,482
                                                                                                            ----------------
                                                                                                                 72,204,555
CONSUMER STAPLES--2.7%
----------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Boston Beer Co., Inc., Cl. A 1,2                                                              48,800              1,269,288
----------------------------------------------------------------------------------------------------------------------------
Hansen Natural Corp. 1,2                                                                      17,400              2,193,270
----------------------------------------------------------------------------------------------------------------------------
National Beverage Corp. 2                                                                      4,600                 53,222
----------------------------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc.                                                                           62,000              1,515,900
                                                                                                            ----------------
                                                                                                                  5,031,680
----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.0%
Andersons, Inc. (The) 2                                                                       13,900              1,087,397
----------------------------------------------------------------------------------------------------------------------------
Arden Group, Inc., Cl. A                                                                      10,198                947,700
----------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1                                                                   76,100              2,397,911
----------------------------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                                                               347,100              7,938,177
----------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Co., Inc. (The) 1,2                                             111,500              3,894,695
----------------------------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A 2                                                                 11,500                204,930
----------------------------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                                                      181,600              8,404,448


6                        |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. 1                                                                      137,376        $     1,436,953
----------------------------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1,2                                                               269,400              8,402,586
----------------------------------------------------------------------------------------------------------------------------
Ruddick Corp.                                                                                 52,800              1,283,568
----------------------------------------------------------------------------------------------------------------------------
Spartan Stores, Inc.                                                                          52,700                671,925
----------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                              175,300              5,402,746
----------------------------------------------------------------------------------------------------------------------------
Weis Markets, Inc. 2                                                                          27,800              1,239,046
----------------------------------------------------------------------------------------------------------------------------
Wild Oats Markets, Inc. 1                                                                     35,400                719,682
                                                                                                            ----------------
                                                                                                                 44,031,764
----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.9%
Chiquita Brands International, Inc. 2                                                        159,500              2,674,815
----------------------------------------------------------------------------------------------------------------------------
Corn Products International, Inc. 2                                                           21,000                620,970
----------------------------------------------------------------------------------------------------------------------------
Darling International, Inc. 1,2                                                              151,700                709,956
----------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co.                                                                          463,700              5,499,482
----------------------------------------------------------------------------------------------------------------------------
Delta & Pine Land Co. 2                                                                       51,600              1,556,256
----------------------------------------------------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                                                        325,500              9,667,350
----------------------------------------------------------------------------------------------------------------------------
Gold Kist Holdings, Inc. 1,2                                                                 203,900              2,577,296
----------------------------------------------------------------------------------------------------------------------------
Hain Celestial Group, Inc. 1,2                                                               176,500              4,622,535
----------------------------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp. 2                                                                       84,646              2,843,259
----------------------------------------------------------------------------------------------------------------------------
Lance, Inc. 2                                                                                 14,400                324,000
----------------------------------------------------------------------------------------------------------------------------
MGP Ingredients, Inc.                                                                          4,700                 76,140
----------------------------------------------------------------------------------------------------------------------------
Pilgrim's Pride Corp., Cl. B 2                                                                14,300                309,881
----------------------------------------------------------------------------------------------------------------------------
Premium Standard Farms, Inc. 2                                                                52,900                928,395
----------------------------------------------------------------------------------------------------------------------------
Reddy Ice Holdings, Inc.                                                                       6,200                137,702
----------------------------------------------------------------------------------------------------------------------------
Seaboard Corp. 2                                                                               2,600              4,144,400
                                                                                                            ----------------
                                                                                                                 36,692,437
----------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.3%
Chattem, Inc. 1,2                                                                            133,600              5,030,040
----------------------------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc. 1                                                                    73,400              3,890,200
----------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc. 1                                                                     183,500              1,921,245
----------------------------------------------------------------------------------------------------------------------------
Spectrum Brands, Inc. 1,2                                                                     22,500                488,700
----------------------------------------------------------------------------------------------------------------------------
WD-40 Co. 2                                                                                    3,900                120,315
                                                                                                            ----------------
                                                                                                                 11,450,500
----------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.2%
Elizabeth Arden, Inc. 1                                                                       21,800                508,376
----------------------------------------------------------------------------------------------------------------------------
Inter Parfums, Inc. 2                                                                         18,900                376,677
----------------------------------------------------------------------------------------------------------------------------
Mannatech, Inc. 2                                                                             34,027                591,389
----------------------------------------------------------------------------------------------------------------------------
Nature's Sunshine Products, Inc.                                                              64,600                807,500
----------------------------------------------------------------------------------------------------------------------------
Parlux Fragrances, Inc. 1,2                                                                  100,100              3,228,225
----------------------------------------------------------------------------------------------------------------------------
USANA Health Sciences, Inc. 1,2                                                               24,300              1,013,796
                                                                                                            ----------------
                                                                                                                  6,525,963
----------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.2%
Loews Corp./Carolina Group                                                                   103,800              4,906,626
----------------------------------------------------------------------------------------------------------------------------
Vector Group Ltd. 2                                                                          231,460              4,411,628
                                                                                                            ----------------
                                                                                                                  9,318,254


7                        |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
ENERGY--8.0%
----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.1%
CHC Helicopter Corp., Cl. A                                                                   58,600        $     1,485,259
----------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp. 1                                                                        34,900              1,538,392
----------------------------------------------------------------------------------------------------------------------------
Dril-Quip, Inc. 1,2                                                                           21,800              1,544,530
----------------------------------------------------------------------------------------------------------------------------
Ensign Energy Services, Inc.                                                                 152,400              5,859,280
----------------------------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1,2                                                                   318,248              4,611,414
----------------------------------------------------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                                                        1,341,900              9,983,736
----------------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                                                                   38,500              1,070,300
----------------------------------------------------------------------------------------------------------------------------
Helmerich & Payne, Inc.                                                                       27,900              1,947,978
----------------------------------------------------------------------------------------------------------------------------
Hercules Offshore, Inc. 1,2                                                                   44,400              1,510,044
----------------------------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc. 1                                                            62,600              2,257,982
----------------------------------------------------------------------------------------------------------------------------
Hydril Co. 1                                                                                  48,400              3,772,780
----------------------------------------------------------------------------------------------------------------------------
Lone Star Technologies, Inc. 1                                                               213,000             11,802,330
----------------------------------------------------------------------------------------------------------------------------
Lufkin Industries, Inc. 2                                                                     10,600                587,664
----------------------------------------------------------------------------------------------------------------------------
Matrix Service Co. 1                                                                          23,100                265,188
----------------------------------------------------------------------------------------------------------------------------
Maverick Tube Corp. 1,2                                                                      169,400              8,976,506
----------------------------------------------------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1                                                                     9,600                260,160
----------------------------------------------------------------------------------------------------------------------------
NS Group, Inc. 1                                                                             227,100             10,453,413
----------------------------------------------------------------------------------------------------------------------------
Oceaneering International, Inc. 1,2                                                           75,800              4,343,340
----------------------------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1                                                              87,500              3,224,375
----------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co. 1                                                                        560,400              5,194,908
----------------------------------------------------------------------------------------------------------------------------
Pason Systems, Inc.                                                                           80,000              2,142,741
----------------------------------------------------------------------------------------------------------------------------
Prairie Schooner Petroleum Ltd. 1,3                                                          13,800                234,559
----------------------------------------------------------------------------------------------------------------------------
RPC, Inc.                                                                                     40,300                920,855
----------------------------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc. 1                                                             147,900              3,962,241
----------------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                            92,900                233,871
----------------------------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                                           577,100              1,452,818
----------------------------------------------------------------------------------------------------------------------------
Tetra Technologies, Inc. 1,2                                                                 176,200              8,288,448
----------------------------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                                               77,000              4,252,710
----------------------------------------------------------------------------------------------------------------------------
Trican Well Service Ltd. 1                                                                   107,200              4,887,957
----------------------------------------------------------------------------------------------------------------------------
Trico Marine Services, Inc. 1                                                                 11,900                384,370
----------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. 1,2                                                     170,500              8,639,235
----------------------------------------------------------------------------------------------------------------------------
Veritas DGC, Inc. 1                                                                          272,000             12,346,080
----------------------------------------------------------------------------------------------------------------------------
W-H Energy Services, Inc. 1                                                                   25,600              1,138,944
----------------------------------------------------------------------------------------------------------------------------
Western Lakota Energy Sevices, Inc. 1                                                         50,500                778,353
                                                                                                            ----------------
                                                                                                                130,352,761
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--4.9%
Alberta Clipper Energy, Inc. 1                                                                93,278                271,563
----------------------------------------------------------------------------------------------------------------------------
Alon USA Energy, Inc. 2                                                                       29,000                713,980
----------------------------------------------------------------------------------------------------------------------------
Atlas America, Inc. 1,2                                                                       66,100              3,160,241
----------------------------------------------------------------------------------------------------------------------------
Atlas Energy Ltd. 1                                                                          890,500              3,812,562
----------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp. 1,2                                                                       29,700              1,304,127
----------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc. 1                                                                 49,700              1,481,060


8                        |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Birchcliff Energy Ltd. 1                                                                      44,200        $       261,525
----------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Co. 1,2                                                                   99,300                869,868
----------------------------------------------------------------------------------------------------------------------------
Callon Petroleum Co. 1,2                                                                     165,100              3,470,402
----------------------------------------------------------------------------------------------------------------------------
Capital Energy Resources Ltd. 1                                                              275,500              1,132,337
----------------------------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                                                     66,100                718,251
----------------------------------------------------------------------------------------------------------------------------
Chamaelo Exploration Ltd. 1                                                                  544,480              2,890,590
----------------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co. 2                                                                          66,700              2,885,442
----------------------------------------------------------------------------------------------------------------------------
Clear Energy, Inc. 1                                                                         425,566              1,676,246
----------------------------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                                                                 309,400              9,186,086
----------------------------------------------------------------------------------------------------------------------------
Crew Energy, Inc. 1                                                                           59,129                822,748
----------------------------------------------------------------------------------------------------------------------------
Cyries Energy, Inc. 1                                                                        143,100              1,634,588
----------------------------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                                                        335,000              1,465,813
----------------------------------------------------------------------------------------------------------------------------
Duvernay Oil Corp. 1                                                                          46,000              1,630,689
----------------------------------------------------------------------------------------------------------------------------
Edge Petroleum Corp. 1,2                                                                     131,800              3,292,364
----------------------------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                                       49,278                263,722
----------------------------------------------------------------------------------------------------------------------------
Ember Resources, Inc. 1                                                                      105,300                563,536
----------------------------------------------------------------------------------------------------------------------------
Encore Acquisition Co. 1,2                                                                    69,100              2,142,100
----------------------------------------------------------------------------------------------------------------------------
Energy Partners Ltd. 1,2                                                                      17,800                419,724
----------------------------------------------------------------------------------------------------------------------------
EXCO Resources, Inc. 1                                                                       343,800              4,307,814
----------------------------------------------------------------------------------------------------------------------------
Exploration Co. (The) of Delaware 1,2                                                         15,100                169,724
----------------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1                                                                            45,800                398,448
----------------------------------------------------------------------------------------------------------------------------
Find Energy Ltd. 1                                                                           371,900              3,235,436
----------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp. 1,2                                                                         126,500              4,703,270
----------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                               105,300              4,332,042
----------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp. 2                                                                          65,900              3,911,165
----------------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                                                 81,600              2,375,648
----------------------------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription Receipts 1                                                 92,500              2,692,983
----------------------------------------------------------------------------------------------------------------------------
General Maritime Corp. 2                                                                     140,900              4,697,606
----------------------------------------------------------------------------------------------------------------------------
Giant Industries, Inc. 1,2                                                                   132,300              9,200,142
----------------------------------------------------------------------------------------------------------------------------
Harvest Natural Resources, Inc. 1,2                                                           19,500                189,540
----------------------------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                                     20,358                405,295
----------------------------------------------------------------------------------------------------------------------------
Highpine Oil & Gas Ltd. 1                                                                      6,124                121,919
----------------------------------------------------------------------------------------------------------------------------
Holly Corp. 2                                                                                 69,400              5,143,928
----------------------------------------------------------------------------------------------------------------------------
Houston Exploration Co. 1                                                                    106,100              5,591,470
----------------------------------------------------------------------------------------------------------------------------
KCS Energy, Inc. 1,2                                                                         371,900              9,669,400
----------------------------------------------------------------------------------------------------------------------------
Mahalo Energy Ltd. 1,3                                                                       220,500              1,034,671
----------------------------------------------------------------------------------------------------------------------------
Mariner Energy, Inc. 1                                                                        45,887                941,142
----------------------------------------------------------------------------------------------------------------------------
Maritrans, Inc. 2                                                                             61,800              1,509,774
----------------------------------------------------------------------------------------------------------------------------
Meridian Resource Corp. (The) 1                                                              229,500                929,475
----------------------------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                                              556,050              1,875,958
----------------------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1                                                                     57,348                492,529
----------------------------------------------------------------------------------------------------------------------------
Mission Oil & Gas, Inc. 1,4                                                                   79,100                679,345


9                        |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co. 1                                                                    30,900        $     1,294,710
----------------------------------------------------------------------------------------------------------------------------
OMI Corp. 2                                                                                  352,600              6,353,852
----------------------------------------------------------------------------------------------------------------------------
Open Range Energy Corp. 1                                                                     10,090                 39,311
----------------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                              67,600              3,240,068
----------------------------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                                            275,500              9,825,384
----------------------------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp. 1,2                                                                   186,200              2,550,940
----------------------------------------------------------------------------------------------------------------------------
PetroQuest Energy, Inc. 1                                                                    369,400              3,727,246
----------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co.                                                                            76,900              3,864,225
----------------------------------------------------------------------------------------------------------------------------
ProEx Energy Ltd. 1                                                                          121,300              1,522,677
----------------------------------------------------------------------------------------------------------------------------
ProspEx Resources Ltd. 1                                                                     369,740              1,298,055
----------------------------------------------------------------------------------------------------------------------------
Real Resources, Inc. 1                                                                        48,900                963,052
----------------------------------------------------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. 1                                                                    364,045                741,899
----------------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp. 1,2                                                                246,400             10,649,408
----------------------------------------------------------------------------------------------------------------------------
Resource America, Inc., Cl. A 2                                                               21,600                430,272
----------------------------------------------------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                                                       46,400                750,918
----------------------------------------------------------------------------------------------------------------------------
Sequoia Oil & Gas Trust                                                                        3,475                 56,238
----------------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co. 2                                                             24,600              1,004,418
----------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1,2                                                                        81,400              3,592,182
----------------------------------------------------------------------------------------------------------------------------
Swift Energy Co. 1                                                                           239,600              8,975,416
----------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.                                                                                  87,000              5,945,580
----------------------------------------------------------------------------------------------------------------------------
Thunder Energy Trust                                                                         139,932              1,211,382
----------------------------------------------------------------------------------------------------------------------------
TransMontaigne, Inc. 1,2                                                                      37,363                366,531
----------------------------------------------------------------------------------------------------------------------------
Trilogy Energy Trust                                                                          27,000                449,672
----------------------------------------------------------------------------------------------------------------------------
True Energy Trust                                                                             51,750                689,941
----------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                                                          387,400              1,300,345
----------------------------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,4                                                                        275,000                923,064
----------------------------------------------------------------------------------------------------------------------------
USEC, Inc. 2                                                                                 361,000              4,350,050
----------------------------------------------------------------------------------------------------------------------------
VAALCO Energy, Inc. 1,2                                                                       53,000                355,100
----------------------------------------------------------------------------------------------------------------------------
Vault Energy Trust                                                                            11,950                102,529
----------------------------------------------------------------------------------------------------------------------------
Vero Energy, Inc. 1                                                                           30,617                161,232
----------------------------------------------------------------------------------------------------------------------------
West Energy Ltd. 1                                                                            91,400                438,275
----------------------------------------------------------------------------------------------------------------------------
Western Refining, Inc.                                                                        52,100              1,126,402
----------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1,2                                                                  198,800              8,148,812
----------------------------------------------------------------------------------------------------------------------------
Williams (Clayton) Energy, Inc. 1                                                              8,300                339,636
----------------------------------------------------------------------------------------------------------------------------
Zenas Energy Corp. 1                                                                         239,900                959,312
                                                                                                            ----------------
                                                                                                                202,426,422
FINANCIALS--12.6%
----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.3%
Calamos Asset Management, Inc., Cl. A 2                                                       12,400                463,760
----------------------------------------------------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A 2                                                                25,400              1,014,730
----------------------------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                                                                       14,900                985,039
----------------------------------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1,2                                                        624,900              8,704,857
----------------------------------------------------------------------------------------------------------------------------
Stifel Financial Corp. 1,2                                                                    17,300                755,491


10                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS CONTINUED
----------------------------------------------------------------------------------------------------------------------------
SWS Group, Inc. 2                                                                             88,200        $     2,306,430
                                                                                                            ----------------
                                                                                                                 14,230,307
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.7%
Anchor BanCorp Wisconsin, Inc. 2                                                              21,300                645,603
----------------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.                                                                      163,950              5,075,892
----------------------------------------------------------------------------------------------------------------------------
BancorpSouth, Inc. 2                                                                          12,900                309,729
----------------------------------------------------------------------------------------------------------------------------
Bank of Hawaii Corp.                                                                          31,300              1,668,603
----------------------------------------------------------------------------------------------------------------------------
BankUnited Financial Corp., Cl. A                                                            112,900              3,052,816
----------------------------------------------------------------------------------------------------------------------------
Berkshire Hills Bancorp, Inc. 2                                                                4,400                153,736
----------------------------------------------------------------------------------------------------------------------------
Capital Corp. of the West 2                                                                    5,959                218,814
----------------------------------------------------------------------------------------------------------------------------
Capitol Bancorp Ltd. 2                                                                        17,300                808,775
----------------------------------------------------------------------------------------------------------------------------
Center Financial Corp. 2                                                                       2,500                 60,575
----------------------------------------------------------------------------------------------------------------------------
Central Pacific Financial Corp. 2                                                             13,700                503,064
----------------------------------------------------------------------------------------------------------------------------
Chittenden Corp. 2                                                                            79,700              2,308,909
----------------------------------------------------------------------------------------------------------------------------
Citizens First Bancorp, Inc.                                                                  21,400                604,764
----------------------------------------------------------------------------------------------------------------------------
City Holding Co.                                                                              67,900              2,498,041
----------------------------------------------------------------------------------------------------------------------------
Columbia Banking System, Inc. 2                                                               59,306              1,984,379
----------------------------------------------------------------------------------------------------------------------------
Commerce Bancshares, Inc. 2                                                                   48,220              2,491,527
----------------------------------------------------------------------------------------------------------------------------
Community Bank System, Inc. 2                                                                163,400              3,648,722
----------------------------------------------------------------------------------------------------------------------------
Community Trust Bancorp, Inc. 2                                                               19,528                661,999
----------------------------------------------------------------------------------------------------------------------------
Corus Bankshares, Inc. 2                                                                     120,000              7,132,800
----------------------------------------------------------------------------------------------------------------------------
Downey Financial Corp. 2                                                                      45,900              3,089,070
----------------------------------------------------------------------------------------------------------------------------
First BanCorp 2                                                                               90,500              1,118,580
----------------------------------------------------------------------------------------------------------------------------
First Citizens BancShares, Inc., Cl. A 2                                                       9,000              1,737,000
----------------------------------------------------------------------------------------------------------------------------
First Commonwealth Financial Corp. 2                                                         187,500              2,748,750
----------------------------------------------------------------------------------------------------------------------------
First Defiance Financial Corp. 2                                                              12,300                323,982
----------------------------------------------------------------------------------------------------------------------------
First Financial Holdings, Inc. 2                                                              17,700                561,090
----------------------------------------------------------------------------------------------------------------------------
First Indiana Corp.                                                                           31,025                865,598
----------------------------------------------------------------------------------------------------------------------------
First Midwest Bancorp, Inc. 2                                                                 31,100              1,137,327
----------------------------------------------------------------------------------------------------------------------------
First Place Financial Corp. 2                                                                 65,563              1,625,962
----------------------------------------------------------------------------------------------------------------------------
First Republic Bank                                                                            9,600                363,072
----------------------------------------------------------------------------------------------------------------------------
First Security Group, Inc.                                                                   269,500              2,977,975
----------------------------------------------------------------------------------------------------------------------------
First South Bancorp, Inc. 2                                                                    3,400                128,758
----------------------------------------------------------------------------------------------------------------------------
First State Bancorp 2                                                                         12,500                332,000
----------------------------------------------------------------------------------------------------------------------------
FirstFed Financial Corp. 1,2                                                                 119,200              7,129,352
----------------------------------------------------------------------------------------------------------------------------
Greater Bay Bancorp                                                                          215,700              5,983,518
----------------------------------------------------------------------------------------------------------------------------
Greene County Bancshares, Inc. 2                                                              19,800                578,358
----------------------------------------------------------------------------------------------------------------------------
Hancock Holding Co. 2                                                                          6,900                320,988
----------------------------------------------------------------------------------------------------------------------------
Harbor Florida Bancshares, Inc. 2                                                             30,300              1,147,461
----------------------------------------------------------------------------------------------------------------------------
Horizon Financial Corp. 2                                                                        700                 17,892
----------------------------------------------------------------------------------------------------------------------------
Independent Bank Corp. 2                                                                      77,026              2,191,390
----------------------------------------------------------------------------------------------------------------------------
Indymac Mortgage Holdings, Inc.                                                               38,700              1,583,991
----------------------------------------------------------------------------------------------------------------------------
ITLA Capital Corp. 2                                                                           8,300                400,226
----------------------------------------------------------------------------------------------------------------------------
MAF Bancorp, Inc. 2                                                                           80,000              3,501,600


11                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
----------------------------------------------------------------------------------------------------------------------------
MainSource Financial Group, Inc. 2                                                            24,780        $       468,342
----------------------------------------------------------------------------------------------------------------------------
NASB Financial, Inc. 2                                                                         3,266                111,893
----------------------------------------------------------------------------------------------------------------------------
National Bankshares, Inc.                                                                      1,200                 60,060
----------------------------------------------------------------------------------------------------------------------------
National Penn Bancshares, Inc. 2                                                               8,900                189,392
----------------------------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp 2                                                                    124,899              4,226,582
----------------------------------------------------------------------------------------------------------------------------
PFF Bancorp, Inc. 2                                                                           92,520              3,118,849
----------------------------------------------------------------------------------------------------------------------------
Placer Sierra Bancshares                                                                       3,000                 85,650
----------------------------------------------------------------------------------------------------------------------------
Provident Bankshares Corp.                                                                   151,184              5,510,657
----------------------------------------------------------------------------------------------------------------------------
Provident Financial Holdings, Inc. 2                                                           5,550                180,930
----------------------------------------------------------------------------------------------------------------------------
Provident Financial Services, Inc.                                                            98,500              1,782,850
----------------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc. 2                                                                       6,165                 74,227
----------------------------------------------------------------------------------------------------------------------------
Republic Bancorp, Inc., Cl. A                                                                 36,189                735,360
----------------------------------------------------------------------------------------------------------------------------
Southwest Bancorp, Inc.                                                                        1,900                 42,256
----------------------------------------------------------------------------------------------------------------------------
State Bancorp, Inc.                                                                            7,187                109,889
----------------------------------------------------------------------------------------------------------------------------
Sterling Bancshares, Inc.                                                                     24,200                436,810
----------------------------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Western US                                                          97,283              2,821,207
----------------------------------------------------------------------------------------------------------------------------
Susquehanna Bancshares, Inc. 2                                                                31,200                804,024
----------------------------------------------------------------------------------------------------------------------------
SVB Financial Group 1                                                                         44,000              2,334,200
----------------------------------------------------------------------------------------------------------------------------
Taylor Capital Group, Inc. 2                                                                  15,400                603,526
----------------------------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                                          108,200              2,786,150
----------------------------------------------------------------------------------------------------------------------------
Texas Regional Bancshares, Inc., Cl. A                                                        20,020                590,390
----------------------------------------------------------------------------------------------------------------------------
TierOne Corp. 2                                                                               83,600              2,838,220
----------------------------------------------------------------------------------------------------------------------------
Umpqua Holdings Corp. 2                                                                        9,300                265,050
----------------------------------------------------------------------------------------------------------------------------
Union Bankshares Corp. 2                                                                      10,400                475,384
----------------------------------------------------------------------------------------------------------------------------
United Bankshares, Inc. 2                                                                      4,600                176,042
----------------------------------------------------------------------------------------------------------------------------
Virginia Commerce Bancorp, Inc. 1,2                                                            3,200                115,040
----------------------------------------------------------------------------------------------------------------------------
W. Holding Co., Inc. 2                                                                        99,700                784,639
----------------------------------------------------------------------------------------------------------------------------
Webster Financial Corp.                                                                       12,200                591,212
----------------------------------------------------------------------------------------------------------------------------
Wilmington Trust Corp.                                                                        45,800              1,985,430
----------------------------------------------------------------------------------------------------------------------------
Wilshire Bancorp, Inc. 2                                                                      12,100                224,939
----------------------------------------------------------------------------------------------------------------------------
WSFS Financial Corp. 2                                                                        47,100              2,959,293
                                                                                                            ---------------
                                                                                                                111,181,181
----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
ASTA Funding, Inc. 2                                                                         107,500              3,575,450
----------------------------------------------------------------------------------------------------------------------------
EZCORP, Inc., Cl. A 1                                                                         20,300                599,256
----------------------------------------------------------------------------------------------------------------------------
Nelnet, Inc., Cl. A 1                                                                         43,800              1,824,270
                                                                                                            ---------------
                                                                                                                  5,998,976
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Ace Cash Express, Inc. 1,2                                                                    15,600                388,284
----------------------------------------------------------------------------------------------------------------------------
Advanta Corp., Cl. B 2                                                                       177,400              6,540,738
----------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp. 1                                                                          186,600              5,734,218
----------------------------------------------------------------------------------------------------------------------------
Apollo Investment Corp.                                                                       69,800              1,243,138
----------------------------------------------------------------------------------------------------------------------------
Asset Acceptance Capital Corp. 1,2                                                           123,400              2,402,598
----------------------------------------------------------------------------------------------------------------------------
Cash America International, Inc. 2                                                            42,500              1,275,850


12                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Clayton Holdings, Inc. 1                                                                       8,800        $       185,504
----------------------------------------------------------------------------------------------------------------------------
CompuCredit Corp. 1                                                                           31,300              1,152,153
----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Corp.                                                                             31,500                862,470
----------------------------------------------------------------------------------------------------------------------------
Encore Capital Group, Inc. 1,2                                                               105,600              1,557,600
----------------------------------------------------------------------------------------------------------------------------
Federated Investors, Inc., Cl. B                                                              70,200              2,741,310
----------------------------------------------------------------------------------------------------------------------------
Financial Federal Corp. 2                                                                     22,200                650,460
----------------------------------------------------------------------------------------------------------------------------
First Cash Financial Services, Inc. 1                                                          9,296                185,827
----------------------------------------------------------------------------------------------------------------------------
Investment Technology Group, Inc. 1                                                           41,900              2,086,620
----------------------------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                                                    268,200              6,214,194
----------------------------------------------------------------------------------------------------------------------------
Jefferies Group, Inc.                                                                         51,700              3,024,450
----------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc. 1,2                                                                    411,500              6,505,815
----------------------------------------------------------------------------------------------------------------------------
Lazard Ltd., Cl. A 2                                                                          36,600              1,619,550
----------------------------------------------------------------------------------------------------------------------------
Medallion Financial Corp.                                                                     36,000                487,800
----------------------------------------------------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 1,2                                                                 133,900              7,364,500
----------------------------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 1,2                                                       65,500              3,067,365
----------------------------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc.                                                                134,250              3,968,430
----------------------------------------------------------------------------------------------------------------------------
Sanders Morris Harris Group, Inc. 2                                                           27,400                439,496
----------------------------------------------------------------------------------------------------------------------------
SEI Investments Co.                                                                           33,400              1,353,702
----------------------------------------------------------------------------------------------------------------------------
Student Loan Corp. (The) 2                                                                    11,100              2,586,300
----------------------------------------------------------------------------------------------------------------------------
Thomas Weisel Partners Group, Inc. 1                                                          44,800                981,120
----------------------------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1,2                                                                    11,100                304,140
                                                                                                            ----------------
                                                                                                                 64,923,632
----------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.2%
Affirmative Insurance Holdings, Inc.                                                          38,904                513,922
----------------------------------------------------------------------------------------------------------------------------
Alfa Corp. 2                                                                                  40,600                695,884
----------------------------------------------------------------------------------------------------------------------------
Alleghany Corp.                                                                                5,304              1,535,508
----------------------------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co. 2                                                295,500              4,237,470
----------------------------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 1,2                                                         71,300              3,422,400
----------------------------------------------------------------------------------------------------------------------------
AmerUs Group Co. 2                                                                           133,100              8,017,944
----------------------------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                                                    105,500              6,091,570
----------------------------------------------------------------------------------------------------------------------------
Argonaut Group, Inc. 1,2                                                                     248,100              8,819,955
----------------------------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                                                10,300                507,275
----------------------------------------------------------------------------------------------------------------------------
Baldwin & Lyons, Inc., Cl. B, Non-Vtg. 2                                                       1,400                 37,170
----------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                                                          19,600              1,137,976
----------------------------------------------------------------------------------------------------------------------------
Bristol West Holdings, Inc. 2                                                                178,100              3,428,425
----------------------------------------------------------------------------------------------------------------------------
Clark, Inc. 2                                                                                 23,400                276,354
----------------------------------------------------------------------------------------------------------------------------
CNA Surety Corp. 1,2                                                                          52,200                873,306
----------------------------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                                                    30,900              1,632,756
----------------------------------------------------------------------------------------------------------------------------
Conseco, Inc. 1                                                                               95,600              2,372,792
----------------------------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A                                                          185,050              9,554,132
----------------------------------------------------------------------------------------------------------------------------
Direct General Corp. 2                                                                       160,800              2,735,208
----------------------------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                                                                  62,701              1,635,869
----------------------------------------------------------------------------------------------------------------------------
Erie Indemnity Co., Cl. A                                                                      7,600                400,064
----------------------------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                                                               5,000                172,250
----------------------------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc.                                                              1,156                 41,073


13                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 2                                                  16,402        $       373,474
----------------------------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                                                                89,100              3,367,980
----------------------------------------------------------------------------------------------------------------------------
Great American Financial Resources, Inc.                                                      23,700                467,601
----------------------------------------------------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                                                                 33,700              1,766,554
----------------------------------------------------------------------------------------------------------------------------
Harleysville Group, Inc.                                                                      14,600                433,474
----------------------------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                                                  29,700              1,033,560
----------------------------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co. 2                                                                  66,500              2,741,130
----------------------------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp. 2                                                                355,300              6,679,640
----------------------------------------------------------------------------------------------------------------------------
Independence Holding Co. 2                                                                     4,860                112,072
----------------------------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp.                                                           241,700             10,088,558
----------------------------------------------------------------------------------------------------------------------------
James River Group, Inc. 1                                                                     12,500                336,500
----------------------------------------------------------------------------------------------------------------------------
LandAmerica Financial Group, Inc. 2                                                          134,000              9,091,900
----------------------------------------------------------------------------------------------------------------------------
Mercury General Corp.                                                                          7,500                411,750
----------------------------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                                            149,800              8,466,696
----------------------------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A                                                     4,200                975,618
----------------------------------------------------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1,2                                                              67,400              3,343,040
----------------------------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                                                                  138,900              3,014,130
----------------------------------------------------------------------------------------------------------------------------
Ohio Casualty Corp.                                                                          366,600             11,621,220
----------------------------------------------------------------------------------------------------------------------------
Old Republic International Corp.                                                             194,750              4,249,445
----------------------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                                     739,000             12,045,700
----------------------------------------------------------------------------------------------------------------------------
Presidential Life Corp. 2                                                                     32,600                828,366
----------------------------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1,2                                                                        78,100              4,061,200
----------------------------------------------------------------------------------------------------------------------------
ProCentury Corp.                                                                             125,100              1,706,364
----------------------------------------------------------------------------------------------------------------------------
Protective Life Corp.                                                                         71,300              3,546,462
----------------------------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                                            14,800                699,892
----------------------------------------------------------------------------------------------------------------------------
Republic Cos. Group, Inc.                                                                    255,300              4,432,008
----------------------------------------------------------------------------------------------------------------------------
RLI Corp. 2                                                                                  136,800              7,838,640
----------------------------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc. 2                                                                82,200              3,753,252
----------------------------------------------------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1                                                           9,800                170,716
----------------------------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                                                            200,500             10,626,500
----------------------------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                                               118,300              6,401,213
----------------------------------------------------------------------------------------------------------------------------
State Auto Financial Corp.                                                                   121,600              4,099,136
----------------------------------------------------------------------------------------------------------------------------
Stewart Information Services Corp. 2                                                         143,200              6,741,856
----------------------------------------------------------------------------------------------------------------------------
Tower Group, Inc. 2                                                                           30,100                695,310
----------------------------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                                                   3,700                216,265
----------------------------------------------------------------------------------------------------------------------------
UICI                                                                                         126,500              4,679,235
----------------------------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                                                        11,057                253,205
----------------------------------------------------------------------------------------------------------------------------
United Fire & Casualty Co. 2                                                                  81,500              2,681,350
----------------------------------------------------------------------------------------------------------------------------
Unitrin, Inc.                                                                                 80,500              3,744,055
----------------------------------------------------------------------------------------------------------------------------
Universal American Financial Corp. 1,2                                                        63,800                982,520
----------------------------------------------------------------------------------------------------------------------------
Zenith National Insurance Corp.                                                              191,600              9,221,708
                                                                                                            ----------------
                                                                                                                216,138,598
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--2.0%
Acadia Realty Trust                                                                           14,100                332,055
----------------------------------------------------------------------------------------------------------------------------
Agree Realty Corp. 2                                                                          56,600              1,816,860
----------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc.                                                         13,000              1,239,290


14                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
----------------------------------------------------------------------------------------------------------------------------
AMB Property Corp.                                                                             8,900        $       483,003
----------------------------------------------------------------------------------------------------------------------------
Arden Realty, Inc.                                                                            29,800              1,344,874
----------------------------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp. 2                                                             23,200                261,000
----------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust                                                                       60,592              1,924,402
----------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                                                                          8,600                619,630
----------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty Corp.                                                                      23,300              1,039,413
----------------------------------------------------------------------------------------------------------------------------
CB Richard Ellis Group, Inc., Cl. A 1                                                         21,300              1,718,910
----------------------------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                                             75,900              3,221,955
----------------------------------------------------------------------------------------------------------------------------
CentraCore Properties Trust 2                                                                 14,900                373,245
----------------------------------------------------------------------------------------------------------------------------
Colonial Properties Trust 2                                                                   48,225              2,417,519
----------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease Realty, Inc. 2                                                           41,300                962,290
----------------------------------------------------------------------------------------------------------------------------
Consolidated-Tomoka Land Co.                                                                   3,500                217,455
----------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust                                                             37,100              1,696,954
----------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Equities, Inc.                                                           30,800                648,956
----------------------------------------------------------------------------------------------------------------------------
EastGroup Properties, Inc.                                                                    26,400              1,252,416
----------------------------------------------------------------------------------------------------------------------------
Entertainment Properties Trust                                                                 6,400                268,672
----------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc. 2                                                                          157,100              2,545,020
----------------------------------------------------------------------------------------------------------------------------
Equity One, Inc.                                                                              54,500              1,338,520
----------------------------------------------------------------------------------------------------------------------------
Federal Realty Investment Trust                                                               15,700              1,180,640
----------------------------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                                                         41,600              1,775,904
----------------------------------------------------------------------------------------------------------------------------
Friedman, Billings, Ramsey Group, Inc., Cl. A 2                                               22,800                213,864
----------------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust, Inc. 2                                                               9,400                204,450
----------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust 2                                                                       37,700              1,070,680
----------------------------------------------------------------------------------------------------------------------------
Gramercy Capital Corp.                                                                         4,800                119,664
----------------------------------------------------------------------------------------------------------------------------
Health Care REIT, Inc. 2                                                                      37,600              1,432,560
----------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc. 2                                                               37,300              1,394,274
----------------------------------------------------------------------------------------------------------------------------
Heritage Property Investment Trust 2                                                          40,100              1,587,559
----------------------------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                                                    36,900              1,244,637
----------------------------------------------------------------------------------------------------------------------------
Hospitality Properties Trust                                                                  53,700              2,345,079
----------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                         50,700                595,218
----------------------------------------------------------------------------------------------------------------------------
Inland Real Estate Corp. 2                                                                     9,000                146,790
----------------------------------------------------------------------------------------------------------------------------
Innkeepers USA Trust                                                                          49,300                835,635
----------------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                                                                      13,800              1,056,252
----------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp. 2                                                                         26,100              2,016,486
----------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Properties Trust                                                          69,900              1,457,415
----------------------------------------------------------------------------------------------------------------------------
Longview Fibre Co.                                                                           171,100              4,421,224
----------------------------------------------------------------------------------------------------------------------------
LTC Properties, Inc. 2                                                                        21,100                490,786
----------------------------------------------------------------------------------------------------------------------------
Macerich Co. (The)                                                                             6,400                473,280
----------------------------------------------------------------------------------------------------------------------------
Mack-Cali Realty Corp.                                                                        27,100              1,300,800
----------------------------------------------------------------------------------------------------------------------------
Maguire Properties, Inc.                                                                      25,900                945,350
----------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. 2                                                     34,200              1,872,450
----------------------------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc. 2                                                          64,700              1,391,050
----------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 2                                                            14,100                197,682
----------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail Properties, Inc.                                                           22,100              1,566,890
----------------------------------------------------------------------------------------------------------------------------
Parkway Properties, Inc. 2                                                                     5,500                240,240
----------------------------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust 2                                                   45,300              1,993,200


15                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                                                                         13,200        $       587,400
----------------------------------------------------------------------------------------------------------------------------
PS Business Parks, Inc. 2                                                                     19,800              1,107,216
----------------------------------------------------------------------------------------------------------------------------
RAIT Investment Trust 2                                                                        7,400                208,976
----------------------------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                                                             26,500                802,155
----------------------------------------------------------------------------------------------------------------------------
Realty Income Corp. 2                                                                         18,500                447,885
----------------------------------------------------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                                                          9,400                407,208
----------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                                                                          9,700                651,743
----------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                              107,000              1,936,700
----------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc.                                                                     1,702                143,206
----------------------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                                         14,100              1,431,150
----------------------------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc. 2                                                                   16,200                894,240
----------------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp.                                                                         154,000              1,878,800
----------------------------------------------------------------------------------------------------------------------------
Stratus Properties, Inc. 1                                                                    16,466                403,417
----------------------------------------------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                                                                17,900                518,563
----------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                                                         74,200              2,553,222
----------------------------------------------------------------------------------------------------------------------------
Town & Country Trust                                                                          11,300                458,667
----------------------------------------------------------------------------------------------------------------------------
Trammell Crow Co. 1,2                                                                        106,800              3,808,488
----------------------------------------------------------------------------------------------------------------------------
Trizec Properties, Inc.                                                                       18,900                486,297
----------------------------------------------------------------------------------------------------------------------------
U-Store-It Trust                                                                              39,800                801,970
----------------------------------------------------------------------------------------------------------------------------
United Capital Corp. 1                                                                         1,400                 34,832
----------------------------------------------------------------------------------------------------------------------------
United Dominion Realty Trust, Inc.                                                            27,800                793,412
----------------------------------------------------------------------------------------------------------------------------
Ventas, Inc.                                                                                  36,700              1,217,706
----------------------------------------------------------------------------------------------------------------------------
Weingarten Realty Investors                                                                   39,400              1,605,550
                                                                                                            ----------------
                                                                                                                 82,471,301
----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.7%
Accredited Home Lenders Holding Co. 1,2                                                      166,400              8,516,352
----------------------------------------------------------------------------------------------------------------------------
Bank Mutual Corp. 2                                                                           60,694                718,617
----------------------------------------------------------------------------------------------------------------------------
Commercial Capital Bancorp, Inc. 2                                                           159,615              2,244,187
----------------------------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg. 2                                               46,800              1,376,856
----------------------------------------------------------------------------------------------------------------------------
Franklin Bank Corp. 1,2                                                                        2,500                 48,075
----------------------------------------------------------------------------------------------------------------------------
Fremont General Corp. 2                                                                      154,100              3,322,396
----------------------------------------------------------------------------------------------------------------------------
KBNT Bancorp, Inc. 2                                                                          34,800                568,980
----------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc. 2                                                                25,900                373,737
----------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp. 1,2                                                                     33,300                340,326
----------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                        119,900              5,505,808
----------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                           103,100              6,211,775
                                                                                                            ----------------
                                                                                                                 29,227,109

HEALTH CARE--8.3%
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.7%
Abgenix, Inc. 1                                                                              409,700              9,218,250
----------------------------------------------------------------------------------------------------------------------------
Acadia Pharmaceuticals, Inc. 1,2                                                              26,790                428,104
----------------------------------------------------------------------------------------------------------------------------
Albany Molecular Research, Inc. 1,2                                                          222,500              2,260,600
----------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc. 1,2                                                                           579,700             12,782,385
----------------------------------------------------------------------------------------------------------------------------
Alnylam Pharmaceuticals, Inc. 1,2                                                             40,100                705,359
----------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc. 1,2                                                              22,000              1,076,900


16                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                 Value
----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Anadys Pharmaceuticals, Inc. 1                                                                34,300        $       552,573
----------------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                       225,500              6,120,070
----------------------------------------------------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc. 1,2                                                              110,700              2,004,777
----------------------------------------------------------------------------------------------------------------------------
ArQule, Inc. 1,2                                                                              75,600                433,944
----------------------------------------------------------------------------------------------------------------------------
Array BioPharma, Inc. 1,2                                                                     95,900                876,526
----------------------------------------------------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc. 1,2                                                            163,200              2,190,144
----------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 1,2                                                             239,300              5,496,721
----------------------------------------------------------------------------------------------------------------------------
CuraGen Corp. 1,2                                                                             15,300                 76,653
----------------------------------------------------------------------------------------------------------------------------
deCODE genetics, Inc. 1,2                                                                    266,000              2,306,220
----------------------------------------------------------------------------------------------------------------------------
Digene Corp. 1                                                                                32,600              1,274,660
----------------------------------------------------------------------------------------------------------------------------
Durect Corp. 1,2                                                                             233,900              1,487,604
----------------------------------------------------------------------------------------------------------------------------
Kendle International, Inc. 1,2                                                                71,100              2,403,180
----------------------------------------------------------------------------------------------------------------------------
Ligand Pharmaceuticals, Inc., Cl. B 1,2                                                       24,200                310,970
----------------------------------------------------------------------------------------------------------------------------
Medarex, Inc. 1,2                                                                            146,700              1,939,374
----------------------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc. 1,2                                                                     44,000              1,147,960
----------------------------------------------------------------------------------------------------------------------------
NeoPharm, Inc. 1,2                                                                           100,800                842,688
----------------------------------------------------------------------------------------------------------------------------
PDL BioPharma, Inc. 1                                                                         31,100              1,020,080
----------------------------------------------------------------------------------------------------------------------------
Pharmion Corp. 1,2                                                                           104,000              1,874,080
----------------------------------------------------------------------------------------------------------------------------
Progenics Pharmaceuticals, Inc. 1,2                                                           56,600              1,499,334
----------------------------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1,2                                                          165,200              2,747,276
----------------------------------------------------------------------------------------------------------------------------
Renovis, Inc. 1,2                                                                             99,100              2,112,812
----------------------------------------------------------------------------------------------------------------------------
Techne Corp. 1,2                                                                              97,100              5,839,594
----------------------------------------------------------------------------------------------------------------------------
Third Wave Technologies, Inc. 1,2                                                            135,400                423,802
                                                                                                            ----------------
                                                                                                                 71,452,640
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.1%
Analogic Corp.                                                                                 6,000                397,200
----------------------------------------------------------------------------------------------------------------------------
Anika Therapeutics, Inc. 1                                                                    35,600                435,032
----------------------------------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. 1,2                                                              59,400              1,629,936
----------------------------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1                                                           62,400              3,890,640
----------------------------------------------------------------------------------------------------------------------------
Candela Corp. 1                                                                              122,300              2,641,680
----------------------------------------------------------------------------------------------------------------------------
Cutera, Inc. 1,2                                                                              88,900              2,410,968
----------------------------------------------------------------------------------------------------------------------------
Cynosure, Inc., Cl. A 1                                                                       16,100                297,850
----------------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings, Inc.                                                                   71,200              2,542,552
----------------------------------------------------------------------------------------------------------------------------
Datascope Corp. 2                                                                             11,511                455,375
----------------------------------------------------------------------------------------------------------------------------
Dentsply International, Inc.                                                                  39,400              2,291,110
----------------------------------------------------------------------------------------------------------------------------
DJ Orthopedics, Inc. 1,2                                                                     163,600              6,504,736
----------------------------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                                                  22,700                987,450
----------------------------------------------------------------------------------------------------------------------------
Greatbatch, Inc. 1,2                                                                          20,300                444,773
----------------------------------------------------------------------------------------------------------------------------
Haemonetics Corp. 1,2                                                                         37,800              1,919,106
----------------------------------------------------------------------------------------------------------------------------
Hillenbrand Industries, Inc.                                                                  32,200              1,770,678
----------------------------------------------------------------------------------------------------------------------------
Hologic, Inc. 1                                                                               91,976              5,090,872
----------------------------------------------------------------------------------------------------------------------------
Idexx Laboratories, Inc. 1,2                                                                  57,700              4,982,972
----------------------------------------------------------------------------------------------------------------------------
Immucor, Inc. 1                                                                               17,000                487,730


17                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings Corp. 1,2                                                       96,100        $     3,938,178
----------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc. 1                                                                      30,800              1,268,036
----------------------------------------------------------------------------------------------------------------------------
LifeCell Corp. 1                                                                              43,800                987,690
----------------------------------------------------------------------------------------------------------------------------
Medical Action Industries, Inc. 1                                                              3,500                 83,965
----------------------------------------------------------------------------------------------------------------------------
Mentor Corp. 2                                                                               114,000              5,165,340
----------------------------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                                                                   67,050              1,809,009
----------------------------------------------------------------------------------------------------------------------------
Millipore Corp. 1                                                                             57,300              4,186,338
----------------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp. 1,2                                                                   36,700              1,216,972
----------------------------------------------------------------------------------------------------------------------------
Natus Medical, Inc. 1,2                                                                       39,200                803,600
----------------------------------------------------------------------------------------------------------------------------
Neurometrix, Inc. 1                                                                           10,000                389,400
----------------------------------------------------------------------------------------------------------------------------
OraSure Technologies, Inc. 1,2                                                               176,900              1,822,070
----------------------------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                                            201,100              4,719,817
----------------------------------------------------------------------------------------------------------------------------
Steris Corp.                                                                                  68,100              1,680,708
----------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp. 1                                                                       84,000              3,115,560
----------------------------------------------------------------------------------------------------------------------------
Thoratec Corp. 1,2                                                                           270,900              5,220,243
----------------------------------------------------------------------------------------------------------------------------
Varian, Inc. 1                                                                               173,100              7,128,258
----------------------------------------------------------------------------------------------------------------------------
Vital Images, Inc. 1,2                                                                        12,300                419,184
----------------------------------------------------------------------------------------------------------------------------
Vital Signs, Inc. 2                                                                           13,000                714,090
----------------------------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                                                72,500              3,128,375
----------------------------------------------------------------------------------------------------------------------------
West Pharmaceutical Services, Inc. 2                                                           9,400                326,368
----------------------------------------------------------------------------------------------------------------------------
Zoll Medical Corp. 1                                                                           3,600                 94,824
                                                                                                            ----------------
                                                                                                                 87,398,685
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--3.2%
Air Methods Corp. 1,2                                                                         11,400                336,756
----------------------------------------------------------------------------------------------------------------------------
Allscripts Healthcare Solutions, Inc. 1                                                      145,500              2,664,105
----------------------------------------------------------------------------------------------------------------------------
AMICAS, Inc. 1,2                                                                             165,100                779,272
----------------------------------------------------------------------------------------------------------------------------
AMN Healthcare Services, Inc. 1,2                                                            169,600              3,174,912
----------------------------------------------------------------------------------------------------------------------------
Brookdale Senior Living, Inc. 2                                                                2,800                105,700
----------------------------------------------------------------------------------------------------------------------------
Cerner Corp. 1,2                                                                              15,200                721,240
----------------------------------------------------------------------------------------------------------------------------
Chemed Corp. 2                                                                                98,700              5,856,858
----------------------------------------------------------------------------------------------------------------------------
Computer Programs & Systems, Inc. 2                                                           60,800              3,040,000
----------------------------------------------------------------------------------------------------------------------------
Cross Country Healthcare, Inc. 1,2                                                            70,500              1,364,880
----------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp. 1,2                                                                 115,328              5,067,512
----------------------------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                                            92,400              4,695,768
----------------------------------------------------------------------------------------------------------------------------
Healthspring, Inc. 1                                                                          76,300              1,419,943
----------------------------------------------------------------------------------------------------------------------------
Healthways, Inc. 1,2                                                                         185,500              9,449,370
----------------------------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                                                67,400              3,548,610
----------------------------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                                                            95,186              4,769,770
----------------------------------------------------------------------------------------------------------------------------
LHC Group, Inc. 1,2                                                                           28,900                462,400
----------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                                             234,000              9,469,980
----------------------------------------------------------------------------------------------------------------------------
Manor Care, Inc. 2                                                                           100,400              4,452,740
----------------------------------------------------------------------------------------------------------------------------
Matria Healthcare, Inc. 1,2                                                                   90,449              3,433,444
----------------------------------------------------------------------------------------------------------------------------
MedCath Corp. 1,2                                                                             87,000              1,663,440


18                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc. 1,2                                                                   11,000        $       368,170
----------------------------------------------------------------------------------------------------------------------------
National HealthCare Corp. 2                                                                   15,000                601,200
----------------------------------------------------------------------------------------------------------------------------
Nighthawk Radiology Holdings, Inc. 1                                                          24,449                584,087
----------------------------------------------------------------------------------------------------------------------------
NovaMed Eyecare, Inc. 1                                                                       20,300                144,130
----------------------------------------------------------------------------------------------------------------------------
Odyssey Healthcare, Inc. 1,2                                                                 187,700              3,230,317
----------------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc. 2                                                                        109,000              3,571,930
----------------------------------------------------------------------------------------------------------------------------
Parexel International Corp. 1                                                                 13,200                349,008
----------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                                              124,300             12,758,152
----------------------------------------------------------------------------------------------------------------------------
Per-Se Technologies, Inc. 1,2                                                                283,810              7,566,375
----------------------------------------------------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                                                                       62,600                697,364
----------------------------------------------------------------------------------------------------------------------------
PSS World Medical, Inc. 1,2                                                                   86,800              1,674,372
----------------------------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                                                            70,000              1,286,600
----------------------------------------------------------------------------------------------------------------------------
Rural/Metro Corp. 1,2                                                                         74,999                590,992
----------------------------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                                                                        67,300              3,220,978
----------------------------------------------------------------------------------------------------------------------------
Sierra Health Services, Inc. 1                                                               148,300              6,035,810
----------------------------------------------------------------------------------------------------------------------------
Sunrise Senior Living, Inc. 1                                                                101,800              3,967,146
----------------------------------------------------------------------------------------------------------------------------
Trizetto Group, Inc. 1                                                                       302,300              5,317,457
----------------------------------------------------------------------------------------------------------------------------
U.S. Physical Therapy, Inc. 1                                                                 62,000              1,060,820
----------------------------------------------------------------------------------------------------------------------------
United Surgical Partners International, Inc. 1,2                                              47,700              1,689,057
----------------------------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                                                        20,800              1,056,432
----------------------------------------------------------------------------------------------------------------------------
WebMD Health Corp., Cl. A 1,2                                                                  8,400                349,776
----------------------------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1,2                                                              213,400              9,696,896
                                                                                                            ----------------
                                                                                                                132,293,769
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.3%
Allergan, Inc.                                                                                 5,829                632,447
----------------------------------------------------------------------------------------------------------------------------
Alpharma, Inc., Cl. A                                                                        384,200             10,304,244
----------------------------------------------------------------------------------------------------------------------------
Andrx Corp. 1                                                                                442,500             10,504,950
----------------------------------------------------------------------------------------------------------------------------
Angiotech Pharmaceuticals, Inc. 1,2                                                           86,400              1,278,720
----------------------------------------------------------------------------------------------------------------------------
CNS, Inc. 2                                                                                  113,500              2,444,790
----------------------------------------------------------------------------------------------------------------------------
DepoMed, Inc. 1,2                                                                            136,700                892,651
----------------------------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                                                      165,600              5,433,336
----------------------------------------------------------------------------------------------------------------------------
Hi-Tech Pharmacal Co., Inc. 1,2                                                               53,600              1,511,520
----------------------------------------------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc. 1                                                               27,900                172,980
----------------------------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1                                                                  77,800                700,978
----------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                                                 340,400              5,871,900
----------------------------------------------------------------------------------------------------------------------------
Kos Pharmaceuticals, Inc. 1                                                                   57,900              2,765,883
----------------------------------------------------------------------------------------------------------------------------
Matrixx Initiatives, Inc. 1                                                                    9,400                219,020
----------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                                                        103,700              3,380,620
----------------------------------------------------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                                                     173,300              4,055,220
----------------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1,2                                                                       44,100                898,758
----------------------------------------------------------------------------------------------------------------------------
New River Pharmaceuticals, Inc. 1,2                                                           12,900                428,409
----------------------------------------------------------------------------------------------------------------------------
Pain Therapeutics, Inc. 1,2                                                                   93,400              1,015,258
----------------------------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals Ltd. 1,2                                                                19,100                315,341


19                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Santarus, Inc. 1,2                                                                            47,700        $       356,319
----------------------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                                                70,800              2,034,792
                                                                                                            ----------------
                                                                                                                 55,218,136
INDUSTRIALS--16.7%
----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
AAR Corp. 1,2                                                                                174,600              4,972,608
----------------------------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc. 1                                                                   46,000              3,549,820
----------------------------------------------------------------------------------------------------------------------------
Armor Holdings, Inc. 1,2                                                                     116,900              6,814,101
----------------------------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1                                                                       7,900                101,910
----------------------------------------------------------------------------------------------------------------------------
Aviall, Inc. 1,2                                                                              16,700                635,936
----------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                                                         361,400              9,078,368
----------------------------------------------------------------------------------------------------------------------------
Cubic Corp. 2                                                                                  7,100                169,974
----------------------------------------------------------------------------------------------------------------------------
DHB Industries, Inc. 1                                                                        23,200                110,896
----------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                                                       168,140              9,225,842
----------------------------------------------------------------------------------------------------------------------------
ESCO Technologies, Inc. 1,2                                                                   30,200              1,529,630
----------------------------------------------------------------------------------------------------------------------------
K&F Industries Holdings, Inc. 1                                                               13,500                224,100
----------------------------------------------------------------------------------------------------------------------------
Kaman Corp., Cl. A 2                                                                          97,600              2,455,616
----------------------------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 1,2                                                                          17,600                509,872
----------------------------------------------------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                                                           118,600              1,660,400
----------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                                                                   180,200              2,850,764
----------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                                     35,400              2,102,760
----------------------------------------------------------------------------------------------------------------------------
Sequa Corp., Cl. A 1                                                                           5,000                489,000
----------------------------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1                                                                139,700              4,973,320
----------------------------------------------------------------------------------------------------------------------------
Triumph Group, Inc. 1,2                                                                       51,000              2,257,260
                                                                                                            ----------------
                                                                                                                 53,712,177
----------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
ABX Air, Inc. 1                                                                              223,900              1,524,759
----------------------------------------------------------------------------------------------------------------------------
Dynamex, Inc. 1,2                                                                                700                 13,524
----------------------------------------------------------------------------------------------------------------------------
EGL, Inc. 1                                                                                  151,800              6,831,000
----------------------------------------------------------------------------------------------------------------------------
Forward Air Corp. 2                                                                          138,850              5,177,717
----------------------------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1,2                                                                   178,395              8,131,244
                                                                                                            ----------------
                                                                                                                 21,678,244
----------------------------------------------------------------------------------------------------------------------------
AIRLINES--1.2%
AirTran Holdings, Inc. 1,2                                                                   146,800              2,658,548
----------------------------------------------------------------------------------------------------------------------------
Alaska Air Group, Inc. 1,2                                                                   243,400              8,628,530
----------------------------------------------------------------------------------------------------------------------------
AMR Corp. 1,2                                                                                344,500              9,318,725
----------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                                                        550,300             14,803,070
----------------------------------------------------------------------------------------------------------------------------
ExpressJet Holdings, Inc. 1                                                                  253,100              1,883,064
----------------------------------------------------------------------------------------------------------------------------
Frontier Airlines, Inc. 1,2                                                                   99,000                762,300
----------------------------------------------------------------------------------------------------------------------------
Mesa Air Group, Inc. 1,2                                                                     391,500              4,478,760
----------------------------------------------------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                                                             40,800                604,248
----------------------------------------------------------------------------------------------------------------------------
SkyWest, Inc.                                                                                194,800              5,701,796


20                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
AIRLINES CONTINUED
----------------------------------------------------------------------------------------------------------------------------
World Air Holdings, Inc. 1                                                                    60,800        $       597,056
                                                                                                            ----------------
                                                                                                                 49,436,097
----------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--1.2%
Ameron International Corp.                                                                     5,600                410,088
----------------------------------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc. 2                                                                    73,900              1,247,432
----------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc. 1,2                                                               337,300              7,660,083
----------------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                    131,800              5,405,118
----------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc. 1,2                                                                      48,400                475,772
----------------------------------------------------------------------------------------------------------------------------
Lennox International, Inc. 2                                                                 133,900              3,998,254
----------------------------------------------------------------------------------------------------------------------------
NCI Building Systems, Inc. 1,2                                                               102,200              6,108,494
----------------------------------------------------------------------------------------------------------------------------
PW Eagle, Inc. 2                                                                              67,100              1,865,380
----------------------------------------------------------------------------------------------------------------------------
Universal Forest Products, Inc. 2                                                            120,700              7,663,243
----------------------------------------------------------------------------------------------------------------------------
USG Corp. 1,2                                                                                126,300             11,993,448
----------------------------------------------------------------------------------------------------------------------------
Watsco, Inc. 2                                                                                60,600              4,305,630
                                                                                                            ----------------
                                                                                                                 51,132,942
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.2%
Adesa, Inc.                                                                                   17,200                459,928
----------------------------------------------------------------------------------------------------------------------------
Administaff, Inc. 2                                                                          222,000             12,067,920
----------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc. 1,2                                                            182,400              2,232,576
----------------------------------------------------------------------------------------------------------------------------
Banta Corp.                                                                                  113,300              5,889,334
----------------------------------------------------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                                                           22,800                380,076
----------------------------------------------------------------------------------------------------------------------------
Brady Corp., Cl. A 2                                                                          15,300                573,138
----------------------------------------------------------------------------------------------------------------------------
CBIZ, Inc. 1                                                                                  40,600                324,800
----------------------------------------------------------------------------------------------------------------------------
Central Parking Corp. 2                                                                       45,800                732,800
----------------------------------------------------------------------------------------------------------------------------
Cenveo, Inc. 1                                                                               124,300              2,060,894
----------------------------------------------------------------------------------------------------------------------------
Clean Harbors, Inc. 1,2                                                                      121,400              3,601,938
----------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc. 1                                                                               1,800                 46,638
----------------------------------------------------------------------------------------------------------------------------
CompX International, Inc.                                                                      5,700                 92,055
----------------------------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                                                                 30,600              1,594,872
----------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                                                 39,700              4,005,730
----------------------------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                                                  12,300                321,891
----------------------------------------------------------------------------------------------------------------------------
DiamondCluster International, Inc. 1,2                                                        81,700                874,190
----------------------------------------------------------------------------------------------------------------------------
Dun & Bradstreet Corp. 1                                                                      77,100              5,912,028
----------------------------------------------------------------------------------------------------------------------------
Ennis, Inc. 2                                                                                 27,100                528,450
----------------------------------------------------------------------------------------------------------------------------
Equifax, Inc.                                                                                 19,400                722,456
----------------------------------------------------------------------------------------------------------------------------
Exponent, Inc. 1,2                                                                            54,900              1,737,585
----------------------------------------------------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                                                       20,700                690,138
----------------------------------------------------------------------------------------------------------------------------
Harland (John H.) Co.                                                                         23,100                907,830
----------------------------------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. 2                                                             76,575              1,635,642
----------------------------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 1                                                    18,658                676,912
----------------------------------------------------------------------------------------------------------------------------
HNI Corp.                                                                                     87,100              5,138,900
----------------------------------------------------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                                                            29,000                793,150
----------------------------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                                                  366,200              5,218,350
----------------------------------------------------------------------------------------------------------------------------
Kforce, Inc. 1,2                                                                              46,300                590,325


21                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                                                   93,000        $     1,982,760
----------------------------------------------------------------------------------------------------------------------------
Korn-Ferry International 1,2                                                                 212,400              4,330,836
----------------------------------------------------------------------------------------------------------------------------
Labor Ready, Inc. 1                                                                          229,600              5,498,920
----------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp. 1                                                                         23,900                341,292
----------------------------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                                               107,900              6,169,722
----------------------------------------------------------------------------------------------------------------------------
McGrath Rentcorp 2                                                                            21,948                659,757
----------------------------------------------------------------------------------------------------------------------------
Miller (Herman), Inc.                                                                        111,700              3,620,197
----------------------------------------------------------------------------------------------------------------------------
On Assignment, Inc. 1                                                                        106,200              1,166,076
----------------------------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                                                  384,300             10,260,810
----------------------------------------------------------------------------------------------------------------------------
Pico Holdings, Inc. 1,2                                                                       18,500                608,465
----------------------------------------------------------------------------------------------------------------------------
Republic Services, Inc.                                                                       27,300              1,160,523
----------------------------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 1,2                                                                42,500              1,058,675
----------------------------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                                               21,500                830,115
----------------------------------------------------------------------------------------------------------------------------
Rollins, Inc.                                                                                 14,350                290,444
----------------------------------------------------------------------------------------------------------------------------
Sirva, Inc. 1                                                                                253,600              2,163,208
----------------------------------------------------------------------------------------------------------------------------
SITEL Corp. 1                                                                                 21,700                 91,140
----------------------------------------------------------------------------------------------------------------------------
Sourcecorp, Inc. 1                                                                            80,300              1,936,033
----------------------------------------------------------------------------------------------------------------------------
Spherion Corp. 1,2                                                                           377,700              3,928,080
----------------------------------------------------------------------------------------------------------------------------
Standard Register Co. (The) 2                                                                 85,100              1,319,050
----------------------------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A                                                                        19,800                356,400
----------------------------------------------------------------------------------------------------------------------------
Team, Inc. 1                                                                                   4,100                136,366
----------------------------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1,2                                                                  492,567              5,472,419
----------------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                                                         355,267              6,782,047
----------------------------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1                                                                    160,000              8,496,000
----------------------------------------------------------------------------------------------------------------------------
Viad Corp. 2                                                                                  76,200              2,612,136
----------------------------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                                                           25,900                791,504
----------------------------------------------------------------------------------------------------------------------------
West Corp. 1                                                                                  23,400              1,045,044
                                                                                                            ----------------
                                                                                                                132,918,565
----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.3%
Baker (Michael) Corp. 1,2                                                                     54,000              1,529,820
----------------------------------------------------------------------------------------------------------------------------
Comfort Systems USA, Inc.                                                                    209,500              2,828,250
----------------------------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                                                          196,900              9,778,054
----------------------------------------------------------------------------------------------------------------------------
Foster Wheeler Ltd. 1                                                                         40,300              1,906,593
----------------------------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                                   162,300              7,900,764
----------------------------------------------------------------------------------------------------------------------------
Insituform Technologies, Inc., Cl. A 1,2                                                      68,900              1,832,740
----------------------------------------------------------------------------------------------------------------------------
Perini Corp. 1,2                                                                              14,000                425,180
----------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc. 1,2                                                                    710,900             11,388,618
----------------------------------------------------------------------------------------------------------------------------
URS Corp. 1                                                                                  207,900              8,367,975
----------------------------------------------------------------------------------------------------------------------------
Washington Group International, Inc. 2                                                        17,400                998,586
----------------------------------------------------------------------------------------------------------------------------
Williams Scotsman International, Inc. 1,2                                                    251,600              6,302,580
                                                                                                            ----------------
                                                                                                                 53,259,160
----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Acuity Brands, Inc.                                                                          289,800             11,592,000
----------------------------------------------------------------------------------------------------------------------------
Artesyn Technologies, Inc. 1,2                                                                79,400                869,430


22                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Baldor Electric Co.                                                                           36,500        $     1,236,255
----------------------------------------------------------------------------------------------------------------------------
C&D Technologies, Inc. 2                                                                      28,100                259,644
----------------------------------------------------------------------------------------------------------------------------
Franklin Electric Co., Inc. 2                                                                  6,300                344,295
----------------------------------------------------------------------------------------------------------------------------
General Cable Corp. 1                                                                        375,700             11,394,981
----------------------------------------------------------------------------------------------------------------------------
Genlyte Group, Inc. (The) 1,2                                                                101,099              6,888,886
----------------------------------------------------------------------------------------------------------------------------
LaBarge, Inc. 1,2                                                                             63,500                949,325
----------------------------------------------------------------------------------------------------------------------------
Lamson & Sessions Co. (The) 1,2                                                               27,700                770,891
----------------------------------------------------------------------------------------------------------------------------
LSI Industries, Inc.                                                                         106,100              1,807,944
----------------------------------------------------------------------------------------------------------------------------
Power-One, Inc. 1,2                                                                          216,400              1,558,080
----------------------------------------------------------------------------------------------------------------------------
Preformed Line Products Co. 2                                                                  6,036                204,741
----------------------------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                                                        86,000              4,182,180
----------------------------------------------------------------------------------------------------------------------------
Smith (A.O.) Corp. 2                                                                         116,600              6,156,480
----------------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                                                        69,500              3,570,910
----------------------------------------------------------------------------------------------------------------------------
Vicor Corp. 2                                                                                 91,600              1,807,268
----------------------------------------------------------------------------------------------------------------------------
Woodward Governor Co. 2                                                                      185,201              6,157,933
                                                                                                            ----------------
                                                                                                                 59,751,243
----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Raven Industries, Inc. 2                                                                       5,000                195,550
----------------------------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                                                71,000              5,085,730
----------------------------------------------------------------------------------------------------------------------------
United Industrial Corp. 2                                                                      7,500                456,975
                                                                                                            ----------------
                                                                                                                  5,738,255
----------------------------------------------------------------------------------------------------------------------------
MACHINERY--3.8%
Accuride Corp. 1                                                                              30,200                347,300
----------------------------------------------------------------------------------------------------------------------------
AGCO Corp. 1,2                                                                               452,000              9,374,480
----------------------------------------------------------------------------------------------------------------------------
Albany International Corp., Cl. A                                                            258,400              9,842,456
----------------------------------------------------------------------------------------------------------------------------
American Railcar Industries, Inc.                                                             96,300              3,377,241
----------------------------------------------------------------------------------------------------------------------------
American Science & Engineering, Inc. 1,2                                                      21,000              1,961,400
----------------------------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1                                                                     164,300              5,898,370
----------------------------------------------------------------------------------------------------------------------------
Badger Meter, Inc. 2                                                                           1,400                 79,772
----------------------------------------------------------------------------------------------------------------------------
Barnes Group, Inc. 2                                                                          81,000              3,280,500
----------------------------------------------------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A                                                               309                 14,891
----------------------------------------------------------------------------------------------------------------------------
Cascade Corp. 2                                                                               33,400              1,765,190
----------------------------------------------------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                                                           102,100              5,094,790
----------------------------------------------------------------------------------------------------------------------------
CIRCOR International, Inc. 2                                                                  33,100                966,520
----------------------------------------------------------------------------------------------------------------------------
Clarcor, Inc. 2                                                                               28,400              1,011,040
----------------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp. 1                                                                    106,200              2,859,966
----------------------------------------------------------------------------------------------------------------------------
Commercial Vehicle Group, Inc. 1,2                                                            18,200                349,622
----------------------------------------------------------------------------------------------------------------------------
Cummins, Inc. 2                                                                               34,600              3,636,460
----------------------------------------------------------------------------------------------------------------------------
Dynamic Materials Corp. 2                                                                     21,668                772,248
----------------------------------------------------------------------------------------------------------------------------
Encore Wire Corp. 1,2                                                                        132,400              4,485,712
----------------------------------------------------------------------------------------------------------------------------
Esterline Technologies Corp. 1                                                               159,800              6,831,450
----------------------------------------------------------------------------------------------------------------------------
Federal Signal Corp.                                                                          24,300                449,550
----------------------------------------------------------------------------------------------------------------------------
Flow International Corp. 1                                                                    22,300                293,691
----------------------------------------------------------------------------------------------------------------------------
Flowserve Corp. 1                                                                            253,200             14,771,688


23                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Freightcar America, Inc. 2                                                                    46,100        $     2,931,960
----------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc. 2                                                                       194,800              5,997,892
----------------------------------------------------------------------------------------------------------------------------
Kaydon Corp. 2                                                                               137,700              5,557,572
----------------------------------------------------------------------------------------------------------------------------
Lincoln Electric Holdings, Inc. 2                                                             53,800              2,904,662
----------------------------------------------------------------------------------------------------------------------------
Lindsay Manufacturing Co. 2                                                                    4,500                121,905
----------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                     90,000              8,203,500
----------------------------------------------------------------------------------------------------------------------------
Miller Industries, Inc. 1                                                                     45,000              1,147,500
----------------------------------------------------------------------------------------------------------------------------
Mueller Industries, Inc.                                                                     113,800              4,061,522
----------------------------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A                                                                 49,900              7,682,604
----------------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                                30,700                846,706
----------------------------------------------------------------------------------------------------------------------------
Nordson Corp.                                                                                121,026              6,034,356
----------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                                                           12,800                796,672
----------------------------------------------------------------------------------------------------------------------------
RBC Bearings, Inc. 1,2                                                                         6,600                135,300
----------------------------------------------------------------------------------------------------------------------------
Regal-Beloit Corp. 2                                                                          22,900                967,983
----------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                                    104,200              5,566,364
----------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services, Inc.                                                           102,900              3,753,792
----------------------------------------------------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                                                        41,100                878,718
----------------------------------------------------------------------------------------------------------------------------
Tennant Co.                                                                                   34,300              1,794,576
----------------------------------------------------------------------------------------------------------------------------
Terex Corp. 1                                                                                 89,000              7,052,360
----------------------------------------------------------------------------------------------------------------------------
Titan International, Inc. 2                                                                   93,900              1,620,714
----------------------------------------------------------------------------------------------------------------------------
Toro Co. (The) 2                                                                              96,700              4,617,425
----------------------------------------------------------------------------------------------------------------------------
Valmont Industries, Inc. 2                                                                    40,700              1,711,028
----------------------------------------------------------------------------------------------------------------------------
Wabtec Corp.                                                                                 214,100              6,979,660
                                                                                                            ----------------
                                                                                                                158,829,108
----------------------------------------------------------------------------------------------------------------------------
MARINE--0.2%
American Commercial Lines, Inc. 1,2                                                           45,700              2,157,040
----------------------------------------------------------------------------------------------------------------------------
Horizon Lines, Inc., Cl. A                                                                   112,200              1,454,112
----------------------------------------------------------------------------------------------------------------------------
Kirby Corp. 1                                                                                 47,400              3,228,414
                                                                                                            ----------------
                                                                                                                  6,839,566
----------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--1.4%
Amerco, Inc. 1,2                                                                              57,100              5,651,187
----------------------------------------------------------------------------------------------------------------------------
Arkansas Best Corp. 2                                                                        233,300              9,126,696
----------------------------------------------------------------------------------------------------------------------------
Celadon Group, Inc. 1                                                                        130,050              2,846,795
----------------------------------------------------------------------------------------------------------------------------
Heartland Express, Inc. 2                                                                     64,000              1,394,560
----------------------------------------------------------------------------------------------------------------------------
Laidlaw International, Inc.                                                                  147,800              4,020,160
----------------------------------------------------------------------------------------------------------------------------
Landstar System, Inc.                                                                        134,700              5,942,964
----------------------------------------------------------------------------------------------------------------------------
Mullen Group Income Fund                                                                      34,600                948,067
----------------------------------------------------------------------------------------------------------------------------
Pacer International, Inc. 2                                                                  349,900             11,434,732
----------------------------------------------------------------------------------------------------------------------------
Ryder Systems, Inc.                                                                           41,900              1,876,282
----------------------------------------------------------------------------------------------------------------------------
SCS Transportation, Inc. 1                                                                    86,299              2,512,164
----------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. 1,2                                                           348,700              7,577,251
----------------------------------------------------------------------------------------------------------------------------
U.S. Xpress Enterprises, Inc., Cl. A 1                                                         9,700                188,859
----------------------------------------------------------------------------------------------------------------------------
Universal Truckload Services, Inc. 1                                                          35,054                878,103


24                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL CONTINUED
----------------------------------------------------------------------------------------------------------------------------
USA Truck, Inc. 1,2                                                                           70,200        $     1,728,324
                                                                                                            ----------------
                                                                                                                 56,126,144
----------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.1%
Applied Industrial Technologies, Inc. 2                                                      236,200             10,534,520
----------------------------------------------------------------------------------------------------------------------------
BlueLinx Holdings, Inc. 2                                                                     51,900                830,400
----------------------------------------------------------------------------------------------------------------------------
GATX Corp.                                                                                    74,700              3,084,363
----------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc. 1                                                                62,300              1,814,176
----------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc. 1                                                                       6,200                156,426
----------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., Cl. A                                                        62,300              3,365,446
----------------------------------------------------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1,2                                                             12,100                212,718
----------------------------------------------------------------------------------------------------------------------------
UAP Holding Corp.                                                                            375,833              8,080,410
----------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc. 1,2                                                                     387,700             13,375,650
----------------------------------------------------------------------------------------------------------------------------
WESCO International, Inc. 1,2                                                                 56,900              3,869,769
                                                                                                            ----------------
                                                                                                                 45,323,878
----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.0%
Macquarie Infrastructure Co. Trust                                                             7,700                250,250
INFORMATION TECHNOLOGY--24.1%
----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.4%
ADTRAN, Inc.                                                                                 164,200              4,298,756
----------------------------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc. 1,2                                                                    87,000              1,693,890
----------------------------------------------------------------------------------------------------------------------------
Andrew Corp. 1                                                                               275,300              3,380,684
----------------------------------------------------------------------------------------------------------------------------
Arris Group, Inc. 1                                                                          294,100              4,046,816
----------------------------------------------------------------------------------------------------------------------------
Avaya, Inc. 1                                                                                219,200              2,476,960
----------------------------------------------------------------------------------------------------------------------------
Avocent Corp. 1                                                                              273,100              8,668,194
----------------------------------------------------------------------------------------------------------------------------
Black Box Corp.                                                                               59,900              2,878,195
----------------------------------------------------------------------------------------------------------------------------
Brocade Communications Systems, Inc. 1                                                     2,222,800             14,848,304
----------------------------------------------------------------------------------------------------------------------------
Ciena Corp. 1                                                                              2,114,400             11,016,024
----------------------------------------------------------------------------------------------------------------------------
CommScope, Inc. 1,2                                                                          438,300             12,513,465
----------------------------------------------------------------------------------------------------------------------------
Digi International, Inc. 1,2                                                                  87,809              1,024,731
----------------------------------------------------------------------------------------------------------------------------
Ditech Communications Corp. 1,2                                                              120,600              1,260,270
----------------------------------------------------------------------------------------------------------------------------
Echelon Corp. 1,2                                                                              1,500                 14,160
----------------------------------------------------------------------------------------------------------------------------
Emulex Corp. 1                                                                               551,200              9,420,008
----------------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1                                                                     577,200              2,897,544
----------------------------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                                                     347,300              6,306,968
----------------------------------------------------------------------------------------------------------------------------
Harmonic, Inc. 1,2                                                                            62,300                396,851
----------------------------------------------------------------------------------------------------------------------------
Inter-Tel, Inc. 2                                                                              7,500                160,800
----------------------------------------------------------------------------------------------------------------------------
InterDigital Communications Corp. 1,2                                                         29,700                728,244
----------------------------------------------------------------------------------------------------------------------------
MasTec, Inc. 1,2                                                                             270,300              3,830,151
----------------------------------------------------------------------------------------------------------------------------
Netgear, Inc. 1,2                                                                            153,800              2,923,738
----------------------------------------------------------------------------------------------------------------------------
Oplink Communications, Inc. 1,2                                                               12,500                216,750
----------------------------------------------------------------------------------------------------------------------------
Packeteer, Inc. 1,2                                                                          342,000              3,967,200
----------------------------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                                              88,800                666,000
----------------------------------------------------------------------------------------------------------------------------
Polycom, Inc. 1                                                                              651,600             14,126,688
----------------------------------------------------------------------------------------------------------------------------
Powerwave Technologies, Inc. 1,2                                                             118,500              1,598,565


25                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT CONTINUED
----------------------------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                                               214,400        $     4,148,640
----------------------------------------------------------------------------------------------------------------------------
Redback Networks, Inc. 1,2                                                                   407,200              8,832,168
----------------------------------------------------------------------------------------------------------------------------
Stratex Networks, Inc. 1,2                                                                   114,100                701,715
----------------------------------------------------------------------------------------------------------------------------
Superior Essex, Inc. 1,2                                                                      81,440              2,071,834
----------------------------------------------------------------------------------------------------------------------------
Sycamore Networks, Inc. 1                                                                    740,000              3,478,000
----------------------------------------------------------------------------------------------------------------------------
Symmetricom, Inc. 1,2                                                                         82,700                707,085
----------------------------------------------------------------------------------------------------------------------------
Tekelec, Inc. 1,2                                                                            137,900              1,907,157
----------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc. 1                                                                              205,100              3,261,090
----------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                                                              89,500              2,564,175
                                                                                                            ----------------
                                                                                                                143,031,820
----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.5%
Advanced Digital Information Corp. 1,2                                                       367,100              3,223,138
----------------------------------------------------------------------------------------------------------------------------
Dot Hill Systems Corp. 1,2                                                                    80,400                570,840
----------------------------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1,2                                                             88,600              2,478,142
----------------------------------------------------------------------------------------------------------------------------
Imation Corp.                                                                                234,300             10,053,813
----------------------------------------------------------------------------------------------------------------------------
Intergraph Corp. 1                                                                           193,400              8,057,044
----------------------------------------------------------------------------------------------------------------------------
Intermec, Inc. 1,2                                                                           193,800              5,912,838
----------------------------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd. 1                                                          46,200              1,194,732
----------------------------------------------------------------------------------------------------------------------------
Maxtor Corp. 1                                                                               667,900              6,385,124
----------------------------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                                                   35,200              1,471,008
----------------------------------------------------------------------------------------------------------------------------
Palm, Inc. 1,2                                                                               487,600             11,292,816
----------------------------------------------------------------------------------------------------------------------------
SimpleTech, Inc. 1                                                                            12,700                 47,752
----------------------------------------------------------------------------------------------------------------------------
Synaptics, Inc. 1,2                                                                           22,700                499,173
----------------------------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                                                      465,400              9,042,722
                                                                                                            ----------------
                                                                                                                 60,229,142
----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.5%
Aeroflex, Inc. 1                                                                             102,900              1,412,817
----------------------------------------------------------------------------------------------------------------------------
Agilysys, Inc.                                                                               189,700              2,856,882
----------------------------------------------------------------------------------------------------------------------------
Anixter International, Inc. 2                                                                 80,300              3,836,734
----------------------------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                                                    159,100              5,134,157
----------------------------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                                                 82,200              2,086,236
----------------------------------------------------------------------------------------------------------------------------
AVX Corp. 2                                                                                  148,400              2,626,680
----------------------------------------------------------------------------------------------------------------------------
Belden CDT, Inc. 2                                                                           264,900              7,213,227
----------------------------------------------------------------------------------------------------------------------------
Bell Microproducts, Inc. 1,2                                                                  94,500                582,120
----------------------------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1,2                                                                        369,825             11,486,765
----------------------------------------------------------------------------------------------------------------------------
CalAmp Corp. 1,2                                                                              77,600                911,024
----------------------------------------------------------------------------------------------------------------------------
CDW Corp. 2                                                                                   30,500              1,794,925
----------------------------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1                                                                   121,000              3,252,480
----------------------------------------------------------------------------------------------------------------------------
Coherent, Inc. 1                                                                             233,700              8,205,207
----------------------------------------------------------------------------------------------------------------------------
CTS Corp. 2                                                                                   25,100                335,838
----------------------------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                                                      243,100              5,379,803
----------------------------------------------------------------------------------------------------------------------------
Fargo Electronics, Inc. 1,2                                                                   73,400              1,241,194
----------------------------------------------------------------------------------------------------------------------------
Hypercom Corp. 1                                                                             181,600              1,688,880


26                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Itron, Inc. 1                                                                                 96,000        $     5,745,600
----------------------------------------------------------------------------------------------------------------------------
Keithley Instruments, Inc. 2                                                                  44,800                688,128
----------------------------------------------------------------------------------------------------------------------------
Kemet Corp. 1                                                                                 39,200                371,224
----------------------------------------------------------------------------------------------------------------------------
Komag, Inc. 1,2                                                                              260,800             12,414,080
----------------------------------------------------------------------------------------------------------------------------
Mettler-Toledo International, Inc. 1                                                          78,100              4,712,554
----------------------------------------------------------------------------------------------------------------------------
MTS Systems Corp. 2                                                                           85,000              3,555,550
----------------------------------------------------------------------------------------------------------------------------
Multi-Fineline Electronix, Inc. 1,2                                                           40,600              2,374,694
----------------------------------------------------------------------------------------------------------------------------
National Instruments Corp.                                                                    73,800              2,407,356
----------------------------------------------------------------------------------------------------------------------------
Newport Corp. 1                                                                              104,900              1,978,414
----------------------------------------------------------------------------------------------------------------------------
Park Electrochemical Corp. 2                                                                 141,300              4,168,350
----------------------------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1                                                                         43,300                249,408
----------------------------------------------------------------------------------------------------------------------------
Photon Dynamics, Inc. 1,2                                                                     11,300                211,875
----------------------------------------------------------------------------------------------------------------------------
Planar Systems, Inc. 1,2                                                                       9,200                155,664
----------------------------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                                               400,700             15,054,299
----------------------------------------------------------------------------------------------------------------------------
RadiSys Corp. 1,2                                                                            148,200              2,941,770
----------------------------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                                                           104,600              5,661,998
----------------------------------------------------------------------------------------------------------------------------
Rogers Corp. 1,2                                                                              20,600              1,122,288
----------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                                                          953,000              3,907,300
----------------------------------------------------------------------------------------------------------------------------
ScanSource, Inc. 1,2                                                                          26,400              1,594,824
----------------------------------------------------------------------------------------------------------------------------
Solectron Corp. 1                                                                          1,216,500              4,866,000
----------------------------------------------------------------------------------------------------------------------------
Staktek Holdings, Inc. 1,2                                                                     7,600                 47,120
----------------------------------------------------------------------------------------------------------------------------
SYNNEX Corp. 1                                                                                13,500                250,560
----------------------------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                                            131,900              4,868,429
----------------------------------------------------------------------------------------------------------------------------
Technitrol, Inc.                                                                              44,200              1,059,916
----------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                                               93,900              3,353,169
----------------------------------------------------------------------------------------------------------------------------
Zygo Corp. 1                                                                                 185,200              3,022,464
                                                                                                            ----------------
                                                                                                                146,828,003
----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--3.2%
24/7 Real Media, Inc. 1,2                                                                    240,900              2,519,814
----------------------------------------------------------------------------------------------------------------------------
Ariba, Inc. 1,2                                                                              109,900              1,074,822
----------------------------------------------------------------------------------------------------------------------------
Art Technology Group, Inc. 1                                                                  83,100                266,751
----------------------------------------------------------------------------------------------------------------------------
AsiaInfo Holdings, Inc. 1,2                                                                   87,500                437,500
----------------------------------------------------------------------------------------------------------------------------
Bankrate, Inc. 1,2                                                                            38,500              1,677,060
----------------------------------------------------------------------------------------------------------------------------
Blackboard, Inc. 1,2                                                                          20,500                582,405
----------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc. 1                                                                    26,600                 92,834
----------------------------------------------------------------------------------------------------------------------------
Covansys Corp. 1,2                                                                            51,100                878,409
----------------------------------------------------------------------------------------------------------------------------
CyberSource Corp. 1                                                                          106,091              1,183,976
----------------------------------------------------------------------------------------------------------------------------
Digital Insight Corp. 1,2                                                                    269,400              9,806,160
----------------------------------------------------------------------------------------------------------------------------
Digital River, Inc. 1,2                                                                      279,800             12,202,078
----------------------------------------------------------------------------------------------------------------------------
Digitas, Inc. 1                                                                              197,400              2,842,560
----------------------------------------------------------------------------------------------------------------------------
EarthLink, Inc. 1                                                                          1,033,700              9,871,835
----------------------------------------------------------------------------------------------------------------------------
eCollege.com, Inc. 1,2                                                                         7,400                139,416
----------------------------------------------------------------------------------------------------------------------------
HomeStore.com, Inc. 1,2                                                                      788,600              5,173,216


27                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
----------------------------------------------------------------------------------------------------------------------------
InfoSpace, Inc. 1,2                                                                          356,800        $     9,972,560
----------------------------------------------------------------------------------------------------------------------------
Internet Security Systems, Inc. 1,2                                                          413,300              9,910,934
----------------------------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1                                                                            11,800                106,082
----------------------------------------------------------------------------------------------------------------------------
iPass, Inc. 1,2                                                                              179,700              1,439,397
----------------------------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                                                            87,000              4,089,000
----------------------------------------------------------------------------------------------------------------------------
Keynote Systems, Inc. 1,2                                                                     15,900                181,896
----------------------------------------------------------------------------------------------------------------------------
Knot, Inc. (The) 1                                                                             5,900                106,790
----------------------------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                                               119,000             12,529,510
----------------------------------------------------------------------------------------------------------------------------
Online Resources & Communications Corp. 1,2                                                   92,400              1,201,200
----------------------------------------------------------------------------------------------------------------------------
Open Text Corp. 1,2                                                                           80,900              1,329,187
----------------------------------------------------------------------------------------------------------------------------
Openwave Systems, Inc. 1,2                                                                   313,500              6,765,330
----------------------------------------------------------------------------------------------------------------------------
RealNetworks, Inc. 1                                                                         484,200              3,994,650
----------------------------------------------------------------------------------------------------------------------------
Secure Computing Corp. 1                                                                     196,800              2,271,072
----------------------------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1,2                                                                          536,400              3,803,076
----------------------------------------------------------------------------------------------------------------------------
Stellent, Inc. 2                                                                              15,400                182,644
----------------------------------------------------------------------------------------------------------------------------
United Online, Inc. 2                                                                        670,150              8,618,129
----------------------------------------------------------------------------------------------------------------------------
Vignette Corp. 1,2                                                                           226,600              3,342,350
----------------------------------------------------------------------------------------------------------------------------
webMethods, Inc. 1                                                                           428,400              3,607,128
----------------------------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                                           350,000              9,653,000
                                                                                                            ----------------
                                                                                                                131,852,771
----------------------------------------------------------------------------------------------------------------------------
IT SERVICES--2.8%
Acxiom Corp.                                                                                 121,000              3,126,640
----------------------------------------------------------------------------------------------------------------------------
Anteon International Corp. 1                                                                   2,500                136,400
----------------------------------------------------------------------------------------------------------------------------
Aquantive, Inc. 1                                                                             83,100              1,956,174
----------------------------------------------------------------------------------------------------------------------------
BearingPoint, Inc. 1,2                                                                       351,000              2,979,990
----------------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1                                                                    456,200              6,149,576
----------------------------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1                                                            104,100              6,844,575
----------------------------------------------------------------------------------------------------------------------------
Ceridian Corp. 1                                                                             210,700              5,362,315
----------------------------------------------------------------------------------------------------------------------------
CheckFree Corp. 1                                                                            100,900              5,095,450
----------------------------------------------------------------------------------------------------------------------------
CIBER, Inc. 1,2                                                                              174,800              1,115,224
----------------------------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                                             50,400                917,784
----------------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1,2                                                          452,000             10,513,520
----------------------------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1                                                                    69,100              1,542,312
----------------------------------------------------------------------------------------------------------------------------
Gevity HR, Inc. 2                                                                             47,800              1,169,188
----------------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                        101,400              5,375,214
----------------------------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc. 1                                                                     31,100                924,914
----------------------------------------------------------------------------------------------------------------------------
infoUSA, Inc.                                                                                222,368              2,886,337
----------------------------------------------------------------------------------------------------------------------------
Integral Systems, Inc. 2                                                                       3,000                 80,970
----------------------------------------------------------------------------------------------------------------------------
Intrado, Inc. 1                                                                              156,600              4,068,468
----------------------------------------------------------------------------------------------------------------------------
Keane, Inc. 1,2                                                                              104,300              1,642,725
----------------------------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1,2                                                                    861,800              6,610,006
----------------------------------------------------------------------------------------------------------------------------
Lightbridge, Inc. 1                                                                           32,100                356,310
----------------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc. 1,2                                                               139,100              3,060,200


28                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
IT SERVICES CONTINUED
----------------------------------------------------------------------------------------------------------------------------
ManTech International Corp. 1,2                                                               66,700        $     2,215,774
----------------------------------------------------------------------------------------------------------------------------
Maximus, Inc. 2                                                                              196,000              7,052,080
----------------------------------------------------------------------------------------------------------------------------
MoneyGram International, Inc.                                                                166,500              5,114,880
----------------------------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                                            778,700             11,914,110
----------------------------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1,2                                                               381,800              5,940,808
----------------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.                                                                         164,100              3,861,273
----------------------------------------------------------------------------------------------------------------------------
SI International, Inc. 1,2                                                                     7,900                277,685
----------------------------------------------------------------------------------------------------------------------------
Startek, Inc. 2                                                                               47,000              1,107,320
----------------------------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                                                                    248,400              3,522,312
----------------------------------------------------------------------------------------------------------------------------
TNS, Inc. 1                                                                                   41,900                887,442
----------------------------------------------------------------------------------------------------------------------------
Total System Services, Inc. 2                                                                 30,400                605,568
----------------------------------------------------------------------------------------------------------------------------
Tyler Technologies, Inc. 1,2                                                                   7,700                 84,700
----------------------------------------------------------------------------------------------------------------------------
Unisys Corp. 1                                                                               137,300                945,997
----------------------------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1,2                                                                   41,000              1,241,890
                                                                                                            ----------------
                                                                                                                116,686,131
----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--5.2%
ADE Corp. 1                                                                                  163,100              4,994,122
----------------------------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                                                         273,300              3,861,729
----------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                                                                   331,300              2,862,432
----------------------------------------------------------------------------------------------------------------------------
ANADIGICS, Inc. 1                                                                            160,000              1,264,000
----------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp. 1                                                             1,044,100              4,249,487
----------------------------------------------------------------------------------------------------------------------------
Asyst Technologies, Inc. 1,2                                                                 244,800              2,548,368
----------------------------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                                                436,900              2,062,168
----------------------------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc. 1                                                                 279,200              1,636,112
----------------------------------------------------------------------------------------------------------------------------
Brooks Automation, Inc. 1,2                                                                  191,005              2,719,911
----------------------------------------------------------------------------------------------------------------------------
Cirrus Logic, Inc. 1                                                                         656,100              5,563,728
----------------------------------------------------------------------------------------------------------------------------
Cohu, Inc.                                                                                   128,600              2,728,892
----------------------------------------------------------------------------------------------------------------------------
Conexant Systems, Inc. 1                                                                   2,026,000              6,989,700
----------------------------------------------------------------------------------------------------------------------------
Cymer, Inc. 1                                                                                307,000             13,950,080
----------------------------------------------------------------------------------------------------------------------------
Diodes, Inc. 1,2                                                                             109,306              4,536,199
----------------------------------------------------------------------------------------------------------------------------
EMCORE Corp. 1,2                                                                             112,700              1,151,794
----------------------------------------------------------------------------------------------------------------------------
Entegris, Inc. 1                                                                             135,310              1,439,698
----------------------------------------------------------------------------------------------------------------------------
Exar Corp. 1,2                                                                               121,500              1,735,020
----------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1                                          60,800              1,159,456
----------------------------------------------------------------------------------------------------------------------------
FEI Co. 1,2                                                                                   15,200                301,720
----------------------------------------------------------------------------------------------------------------------------
Genesis Microchip, Inc. 1,2                                                                  118,900              2,026,056
----------------------------------------------------------------------------------------------------------------------------
Hittite Microwave Corp. 1                                                                     15,900                535,989
----------------------------------------------------------------------------------------------------------------------------
Ikanos Communications, Inc. 1,2                                                               78,900              1,555,119
----------------------------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A                                                                        216,100              6,249,612
----------------------------------------------------------------------------------------------------------------------------
Intevac, Inc. 1,2                                                                             51,500              1,482,170
----------------------------------------------------------------------------------------------------------------------------
IXYS Corp. 1,2                                                                                81,600                752,352
----------------------------------------------------------------------------------------------------------------------------
Kopin Corp. 1,2                                                                              567,100              2,841,171
----------------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                                                         319,800              3,050,892


29                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                 Value
----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                                                         128,000        $     5,504,000
----------------------------------------------------------------------------------------------------------------------------
LSI Logic Corp. 1                                                                            560,000              6,473,600
----------------------------------------------------------------------------------------------------------------------------
LTX Corp. 1                                                                                  395,800              2,137,320
----------------------------------------------------------------------------------------------------------------------------
Mattson Technology, Inc. 1                                                                   283,300              3,399,600
----------------------------------------------------------------------------------------------------------------------------
Micrel, Inc. 1                                                                               742,800             11,008,296
----------------------------------------------------------------------------------------------------------------------------
Microsemi Corp. 1,2                                                                          290,100              8,444,811
----------------------------------------------------------------------------------------------------------------------------
Microtune, Inc. 1,2                                                                            7,400                 38,628
----------------------------------------------------------------------------------------------------------------------------
Mindspeed Technologies, Inc. 1,2                                                              81,700                325,166
----------------------------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1                                                              98,300                733,318
----------------------------------------------------------------------------------------------------------------------------
MKS Instruments, Inc. 1                                                                      127,500              2,987,325
----------------------------------------------------------------------------------------------------------------------------
Netlogic Microsystems, Inc. 1,2                                                              121,800              5,019,378
----------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                                                     181,100              4,346,400
----------------------------------------------------------------------------------------------------------------------------
NVIDIA Corp. 1                                                                               118,600              6,791,036
----------------------------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                                            440,800             13,312,160
----------------------------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                                                                 1,329,500              9,652,170
----------------------------------------------------------------------------------------------------------------------------
PDF Solutions, Inc. 1,2                                                                      131,500              2,487,980
----------------------------------------------------------------------------------------------------------------------------
Photronics, Inc. 1,2                                                                         325,400              6,104,504
----------------------------------------------------------------------------------------------------------------------------
PortalPlayer, Inc. 1,2                                                                        57,000              1,267,110
----------------------------------------------------------------------------------------------------------------------------
Power Integrations, Inc. 1,2                                                                  35,300                874,734
----------------------------------------------------------------------------------------------------------------------------
Silicon Image, Inc. 1                                                                        506,200              5,218,922
----------------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                                                 176,500              9,698,675
----------------------------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1,2                                                                 148,900              1,011,031
----------------------------------------------------------------------------------------------------------------------------
Supertex, Inc. 1,2                                                                            47,300              1,779,426
----------------------------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1                                                               853,800              4,200,696
----------------------------------------------------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1                                                                   5,300                 39,750
----------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                                            259,900              7,297,992
----------------------------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                                                                  100,200              2,339,670
----------------------------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                                                470,600             10,296,728
                                                                                                            ----------------
                                                                                                                217,038,403
----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--4.5%
Actuate Corp. 1,2                                                                             45,100                191,675
----------------------------------------------------------------------------------------------------------------------------
Advent Software, Inc. 1                                                                       89,500              2,543,590
----------------------------------------------------------------------------------------------------------------------------
Altiris, Inc. 1,2                                                                            109,400              2,407,894
----------------------------------------------------------------------------------------------------------------------------
Ansoft Corp. 1                                                                                90,873              3,788,495
----------------------------------------------------------------------------------------------------------------------------
Ansys, Inc. 1,2                                                                              127,500              6,904,125
----------------------------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                                                                   388,100              4,909,465
----------------------------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                                                          523,100              6,868,303
----------------------------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                                              378,124              8,012,448
----------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                                                         265,300              5,746,398
----------------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                                               327,300              6,051,777
----------------------------------------------------------------------------------------------------------------------------
Catapult Communications Corp. 1,2                                                             74,200                986,860
----------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                                       101,000              3,827,900


30                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                            507,800        $     3,976,074
----------------------------------------------------------------------------------------------------------------------------
Concur Technologies, Inc. 1                                                                   89,700              1,662,141
----------------------------------------------------------------------------------------------------------------------------
Entrust Technologies, Inc. 1                                                                 174,400                784,800
----------------------------------------------------------------------------------------------------------------------------
Epicor Software Corp. 1                                                                       69,900                938,757
----------------------------------------------------------------------------------------------------------------------------
EPIQ Systems, Inc. 1,2                                                                        61,900              1,176,100
----------------------------------------------------------------------------------------------------------------------------
ePlus, inc. 1                                                                                 10,700                152,261
----------------------------------------------------------------------------------------------------------------------------
Fair Isaac Corp.                                                                             131,700              5,217,954
----------------------------------------------------------------------------------------------------------------------------
FalconStor Software, Inc. 1,2                                                                 12,800                120,960
----------------------------------------------------------------------------------------------------------------------------
FileNet Corp. 1,2                                                                            327,900              8,859,858
----------------------------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc.                                                               89,600              2,049,152
----------------------------------------------------------------------------------------------------------------------------
i2 Technoloogies, Inc. 1,2                                                                    23,800                409,360
----------------------------------------------------------------------------------------------------------------------------
Informatica Corp. 1                                                                          620,700              9,651,885
----------------------------------------------------------------------------------------------------------------------------
InterVideo, Inc. 1,2                                                                          15,000                162,900
----------------------------------------------------------------------------------------------------------------------------
InterVoice-Brite, Inc. 1,2                                                                   209,100              1,800,351
----------------------------------------------------------------------------------------------------------------------------
JDA Software Group, Inc. 1                                                                   209,700              3,028,068
----------------------------------------------------------------------------------------------------------------------------
Macrovision Corp. 1                                                                          159,100              3,524,065
----------------------------------------------------------------------------------------------------------------------------
Magma Design Automation, Inc. 1,2                                                            153,500              1,327,775
----------------------------------------------------------------------------------------------------------------------------
MapInfo Corp. 1,2                                                                             59,800                838,396
----------------------------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                                                85,700              2,085,081
----------------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                                                                    142,600              1,575,730
----------------------------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                                                        48,500              2,234,395
----------------------------------------------------------------------------------------------------------------------------
MRO Software, Inc. 1,2                                                                       176,600              2,818,536
----------------------------------------------------------------------------------------------------------------------------
MSC.Software Corp. 1,2                                                                        96,900              1,933,155
----------------------------------------------------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1                                                               22,900                648,070
----------------------------------------------------------------------------------------------------------------------------
NetIQ Corp. 1,2                                                                              108,800              1,213,120
----------------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1,2                                                                             413,700              3,177,216
----------------------------------------------------------------------------------------------------------------------------
osKHyperion Solutions Corp. 1                                                                154,350              5,031,810
----------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                                                476,800              7,786,144
----------------------------------------------------------------------------------------------------------------------------
Progress Software Corp. 1,2                                                                   65,400              1,902,486
----------------------------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1,2                                                                     143,100              2,389,770
----------------------------------------------------------------------------------------------------------------------------
Radiant Systems, Inc. 1                                                                      130,900              1,769,768
----------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                                                              203,800              5,702,324
----------------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co., Cl. A                                                               189,800              5,390,320
----------------------------------------------------------------------------------------------------------------------------
RSA Security, Inc. 1,2                                                                       406,800              7,297,992
----------------------------------------------------------------------------------------------------------------------------
Sonic Solutions, Inc. 1                                                                        2,400                 43,464
----------------------------------------------------------------------------------------------------------------------------
SPSS, Inc. 1                                                                                  94,200              2,982,372
----------------------------------------------------------------------------------------------------------------------------
SSA Global Technologies, Inc. 1,2                                                             11,100                177,933
----------------------------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                                               208,400              4,401,408
----------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                             331,600              7,411,260
----------------------------------------------------------------------------------------------------------------------------
THQ, Inc. 1,2                                                                                 56,000              1,449,840
----------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                                                       600,800              5,022,688
----------------------------------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc., Cl. A 1                                                332,231             10,368,930
----------------------------------------------------------------------------------------------------------------------------
Ulticom, Inc. 1,2                                                                              1,000                 10,750


31                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                 Value
----------------------------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                                                       42,200        $     1,090,870
----------------------------------------------------------------------------------------------------------------------------
Verint Systems, Inc. 1,2                                                                      51,300              1,814,481
----------------------------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1                                                                   271,200              3,376,440
----------------------------------------------------------------------------------------------------------------------------
Witness Systems, Inc. 1,2                                                                     12,800                325,120
                                                                                                            ----------------
                                                                                                                189,351,260
MATERIALS--6.7%
----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.6%
Agrium, Inc.                                                                                 193,100              4,877,706
----------------------------------------------------------------------------------------------------------------------------
Airgas, Inc.                                                                                  63,000              2,462,670
----------------------------------------------------------------------------------------------------------------------------
Albemarle Corp.                                                                               22,500              1,020,375
----------------------------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                                                 44,400              3,155,952
----------------------------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc.                                                                 184,500              3,134,655
----------------------------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc. 2                                                        55,500              1,386,945
----------------------------------------------------------------------------------------------------------------------------
Engelhard Corp.                                                                               17,600                697,136
----------------------------------------------------------------------------------------------------------------------------
Ferro Corp.                                                                                   44,100                882,000
----------------------------------------------------------------------------------------------------------------------------
FMC Corp.                                                                                    108,000              6,693,840
----------------------------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co.                                                                            212,600             10,914,884
----------------------------------------------------------------------------------------------------------------------------
Headwaters, Inc. 1,2                                                                           6,600                262,614
----------------------------------------------------------------------------------------------------------------------------
Lubrizol Corp. (The)                                                                          48,000              2,056,800
----------------------------------------------------------------------------------------------------------------------------
NewMarket Corp.                                                                               28,900              1,375,351
----------------------------------------------------------------------------------------------------------------------------
Olin Corp.                                                                                   129,700              2,784,659
----------------------------------------------------------------------------------------------------------------------------
Omnova Solutions, Inc. 1                                                                      11,900                 72,828
----------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 1,2                                                                       105,500              3,217,750
----------------------------------------------------------------------------------------------------------------------------
PolyOne Corp. 1                                                                              458,600              4,274,152
----------------------------------------------------------------------------------------------------------------------------
Rockwood Holdings, Inc. 1                                                                     20,000                460,400
----------------------------------------------------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                                                         86,600              2,143,350
----------------------------------------------------------------------------------------------------------------------------
Scotts Miracle-Gro Co. (The), Cl. A                                                           91,100              4,168,736
----------------------------------------------------------------------------------------------------------------------------
Spartech Corp.                                                                                54,400              1,305,600
----------------------------------------------------------------------------------------------------------------------------
Stepan Co. 2                                                                                  16,300                481,665
----------------------------------------------------------------------------------------------------------------------------
Tronox, Inc., Cl. A 2                                                                        231,300              3,922,848
----------------------------------------------------------------------------------------------------------------------------
Valspar Corp. (The)                                                                           51,900              1,446,453
----------------------------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                                                         136,200              1,811,460
----------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp.                                                                       74,400              2,570,520
                                                                                                            ----------------
                                                                                                                 67,581,349
----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.4%
AMCOL International Corp. 2                                                                   12,100                348,480
----------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc. 2                                                                       22,600              1,440,976
----------------------------------------------------------------------------------------------------------------------------
Eagle Materials, Inc., Cl. B 2                                                                 3,900                248,781
----------------------------------------------------------------------------------------------------------------------------
Martin Marietta Materials, Inc.                                                               16,400              1,755,292
----------------------------------------------------------------------------------------------------------------------------
Texas Industries, Inc.                                                                       131,900              7,978,631
----------------------------------------------------------------------------------------------------------------------------
U.S. Concrete, Inc. 1,2                                                                      139,300              2,014,278
                                                                                                            ----------------
                                                                                                                 13,786,438
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.9%
AptarGroup, Inc.                                                                              34,000              1,878,500
----------------------------------------------------------------------------------------------------------------------------
Caraustar Industries, Inc. 1,2                                                               103,600              1,066,044


32                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING CONTINUED
----------------------------------------------------------------------------------------------------------------------------
Crown Holdings, Inc. 1                                                                        57,700        $     1,023,598
----------------------------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A 2                                                                          84,800              5,802,016
----------------------------------------------------------------------------------------------------------------------------
Myers Industries, Inc. 2                                                                     114,100              1,824,459
----------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                                                        69,600              1,208,952
----------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                                                    24,300                545,292
----------------------------------------------------------------------------------------------------------------------------
Pactiv Corp. 1                                                                                68,000              1,668,720
----------------------------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                                                                        98,100              1,470,519
----------------------------------------------------------------------------------------------------------------------------
Sealed Air Corp.                                                                             100,800              5,833,296
----------------------------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                                                        242,300              9,733,191
----------------------------------------------------------------------------------------------------------------------------
Sonoco Products Co.                                                                           62,300              2,110,101
----------------------------------------------------------------------------------------------------------------------------
Temple-Inland, Inc.                                                                           48,000              2,138,400
                                                                                                            ----------------
                                                                                                                 36,303,088
----------------------------------------------------------------------------------------------------------------------------
METALS & MINING--3.5%
AK Steel Holding Corp. 1,2                                                                 1,031,500             15,472,500
----------------------------------------------------------------------------------------------------------------------------
Aleris International, Inc. 1,2                                                               128,700              6,186,609
----------------------------------------------------------------------------------------------------------------------------
Allegheny Technologies, Inc.                                                                  23,500              1,437,730
----------------------------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                                                       779,600              1,802,389
----------------------------------------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1,2                                                          36,100                712,975
----------------------------------------------------------------------------------------------------------------------------
Carpenter Technology Corp. 2                                                                 159,600             15,085,392
----------------------------------------------------------------------------------------------------------------------------
Castle (A.M.) & Co. 2                                                                         54,100              1,595,950
----------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co. 1,2                                                                     248,700             10,557,315
----------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co. 1                                                                         53,015              3,441,734
----------------------------------------------------------------------------------------------------------------------------
Commercial Metals Co.                                                                        142,000              7,595,580
----------------------------------------------------------------------------------------------------------------------------
Dynatec Corp. 1                                                                            1,276,100              1,595,330
----------------------------------------------------------------------------------------------------------------------------
FNX Mining Co., Inc. 1                                                                        36,900                410,755
----------------------------------------------------------------------------------------------------------------------------
Gibraltar Industries, Inc.                                                                    37,300              1,098,858
----------------------------------------------------------------------------------------------------------------------------
Goldcorp, Inc.                                                                                18,075                528,855
----------------------------------------------------------------------------------------------------------------------------
HudBay Minerals, Inc. 1                                                                      323,900              2,709,683
----------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                                           111,200              3,311,672
----------------------------------------------------------------------------------------------------------------------------
LionOre Mining International Ltd. 1                                                          300,700              1,338,905
----------------------------------------------------------------------------------------------------------------------------
Meridian Gold, Inc. 1                                                                         23,700                700,133
----------------------------------------------------------------------------------------------------------------------------
Metal Management, Inc. 2                                                                     130,300              4,123,995
----------------------------------------------------------------------------------------------------------------------------
Olympic Steel, Inc. 2                                                                         61,100              1,843,998
----------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 1,2                                                                  35,200              1,801,184
----------------------------------------------------------------------------------------------------------------------------
Quanex Corp. 2                                                                               189,450             12,623,054
----------------------------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                                                180,000             16,905,600
----------------------------------------------------------------------------------------------------------------------------
RTI International Metals, Inc. 1                                                              27,300              1,497,405
----------------------------------------------------------------------------------------------------------------------------
Ryerson, Inc. 2                                                                              154,500              4,134,420
----------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc. 2                                                                       268,300             15,220,659
----------------------------------------------------------------------------------------------------------------------------
Steel Technologies, Inc. 2                                                                    40,100                974,430
----------------------------------------------------------------------------------------------------------------------------
Stillwater Mining Co. 1,2                                                                    220,100              3,622,846
----------------------------------------------------------------------------------------------------------------------------
United States Steel Corp. 2                                                                   38,700              2,348,316
----------------------------------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 2                                                               237,762              4,769,506
                                                                                                            ----------------
                                                                                                                145,447,778


33                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
----------------------------------------------------------------------------------------------------------------------------
Bowater, Inc. 2                                                                              118,900        $     3,517,062
----------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1,2                                                                81,100                733,955
----------------------------------------------------------------------------------------------------------------------------
Glatfelter                                                                                    24,900                456,417
----------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                      178,800              4,863,360
----------------------------------------------------------------------------------------------------------------------------
MeadWestvaco Corp.                                                                           122,000              3,331,820
----------------------------------------------------------------------------------------------------------------------------
Neenah Paper, Inc. 2                                                                          21,900                717,225
                                                                                                            ----------------
                                                                                                                 13,619,839
TELECOMMUNICATION SERVICES--1.5%
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
Alaska Communications Systems Group, Inc. 2                                                  204,400              2,479,372
----------------------------------------------------------------------------------------------------------------------------
AXXENT, Inc. 1,4                                                                             100,000                     --
----------------------------------------------------------------------------------------------------------------------------
Broadwing Corp. 1,2                                                                          276,600              4,077,084
----------------------------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                                             132,200              5,171,664
----------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.                                                                  423,300              5,617,191
----------------------------------------------------------------------------------------------------------------------------
Commonwealth Telephone Enterprises, Inc.                                                      59,400              2,046,330
----------------------------------------------------------------------------------------------------------------------------
CT Communications, Inc. 2                                                                     26,700                362,853
----------------------------------------------------------------------------------------------------------------------------
FairPoint Communications, Inc.                                                               141,900              1,961,058
----------------------------------------------------------------------------------------------------------------------------
General Communication, Inc., Cl. A 1,2                                                        24,500                296,205
----------------------------------------------------------------------------------------------------------------------------
Golden Telecom, Inc. 2                                                                        23,100                694,155
----------------------------------------------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc.                                                        67,400              1,285,992
----------------------------------------------------------------------------------------------------------------------------
North Pittsburgh Systems, Inc. 2                                                              48,700              1,136,658
----------------------------------------------------------------------------------------------------------------------------
Talk America Holdings, Inc. 1                                                                104,400                890,532
----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., Cl. A 1,2                                                         321,000              5,761,950
----------------------------------------------------------------------------------------------------------------------------
Valor Communications Group, Inc. 2                                                             4,000                 52,640
                                                                                                            ----------------
                                                                                                                 31,833,684
----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
Centennial Communications Corp. 2                                                            152,900              1,120,757
----------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                                                      981,200              4,435,024
----------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 1,2                                                     1,176,300              9,433,926
----------------------------------------------------------------------------------------------------------------------------
Linktone Ltd., ADR 1,2                                                                        21,400                140,170
----------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp. 1,2                                                                 307,300              7,193,893
----------------------------------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc. 1,2                                                                  70,100              1,107,580
----------------------------------------------------------------------------------------------------------------------------
UbiquiTel, Inc. 1,2                                                                          702,100              7,091,210
----------------------------------------------------------------------------------------------------------------------------
USA Mobility, Inc. 2                                                                           4,200                119,616
----------------------------------------------------------------------------------------------------------------------------
Wireless Facilities, Inc. 1,2                                                                  3,800                 15,276
                                                                                                            ----------------
                                                                                                                 30,657,452
UTILITIES--0.7%
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
ALLETE, Inc. 2                                                                                25,500              1,188,300
----------------------------------------------------------------------------------------------------------------------------
Black Hills Corp.                                                                              1,200                 40,800
----------------------------------------------------------------------------------------------------------------------------
Canadian Hydro Developers, Inc. 1                                                            406,000              2,012,878
----------------------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc. 2                                                                    58,000                691,940
----------------------------------------------------------------------------------------------------------------------------
CH Energy Group, Inc. 2                                                                       63,700              3,057,600
----------------------------------------------------------------------------------------------------------------------------
Cleco Corp. 2                                                                                 67,100              1,498,343


34                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                              Shares                  Value
----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES CONTINUED
----------------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                                     24,700        $       666,900
----------------------------------------------------------------------------------------------------------------------------
Green Mountain Power Corp. 2                                                                   5,100                147,339
----------------------------------------------------------------------------------------------------------------------------
OGE Energy Corp.                                                                              21,400                620,600
----------------------------------------------------------------------------------------------------------------------------
Ormat Technologies, Inc. 2                                                                    49,200              1,874,520
----------------------------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                                                          49,500              1,128,105
----------------------------------------------------------------------------------------------------------------------------
UIL Holdings Corp.                                                                             4,700                246,045
                                                                                                            ----------------
                                                                                                                 13,173,370
----------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Atmos Energy Corp.                                                                            21,200                558,196
----------------------------------------------------------------------------------------------------------------------------
Laclede Group, Inc. (The) 2                                                                   15,600                536,952
----------------------------------------------------------------------------------------------------------------------------
New Jersey Resources Corp. 2                                                                  22,400              1,013,600
----------------------------------------------------------------------------------------------------------------------------
Nicor, Inc.                                                                                   13,200                522,192
----------------------------------------------------------------------------------------------------------------------------
ONEOK, Inc.                                                                                   90,400              2,915,400
----------------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp. 2                                                                         4,900                174,636
----------------------------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                                           41,200              1,151,540
----------------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                                    124,800              2,629,536
                                                                                                            ----------------
                                                                                                                  9,502,052
----------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.2%
Avista Corp. 2                                                                               221,200              4,567,780
----------------------------------------------------------------------------------------------------------------------------
Energy East Corp.                                                                             61,700              1,499,310
----------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources 1                                                                    99,300              1,371,333
                                                                                                            ----------------
                                                                                                                  7,438,423
                                                                                                            ----------------
Total Common Stocks (Cost $3,185,688,722)                                                                     4,111,321,731
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
----------------------------------------------------------------------------------------------------------------------------
Simon Property Group, Inc., 6% Cv., Non-Vtg. (Cost $93,170)                                    1,740                119,990

                                                                                           Principal
                                                                                              Amount
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.5%
----------------------------------------------------------------------------------------------------------------------------
Undivided interest of 10.29% in joint repurchase agreement
(Principal Amount/Value $600,664,000, with a maturity value of
$600,886,746) with Cantor Fitzgerald & Co./Cantor Fitzgerald
Securities, 4.45%, dated 3/31/06, to be repurchased at $61,854,929 on 4/3/06, collateralized by U.S. Treasury Bills, 7/6/06, with a value of $44,450,550 and U.S. Treasury Bonds, 6.25%--8.125%,
8/15/19--8/15/27, with a value of $568,748,991 (Cost $61,832,000)                    $    61,832,000             61,832,000
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $3,247,613,892)                                                 4,173,273,721
----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--22.5%
----------------------------------------------------------------------------------------------------------------------------
ASSET BACKED FLOATING NOTE--2.4%
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Cl. A2A,
4.90%, 4/25/06 5                                                                          12,942,151             12,942,151
----------------------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Series 2005-17, Cl. 4AV1,
4.93%, 4/25/06 5                                                                           4,739,602              4,739,602
----------------------------------------------------------------------------------------------------------------------------
GE-WMC Mortgage Securities LLC, Series 2005-2, Cl. A2A, 4.92%,
4/25/06 5                                                                                  2,688,832              2,688,832
----------------------------------------------------------------------------------------------------------------------------


35                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1, 4.91%, 4/25/06 5                    $     4,684,315        $     4,684,315
----------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Series 2006
BC1, Cl. A2A, 4.89%, 4/25/06 5                                                            17,544,453             17,544,453
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Series 2005-11, Cl. A4,
4.91%, 4/25/06 5                                                                          13,639,680             13,639,680
----------------------------------------------------------------------------------------------------------------------------
Trust Money Market Securities, Series A-2, 4.824%, 4/17/06 5                               7,000,000              7,000,000
----------------------------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 4.98%, 6/15/06 5                                             36,000,000             36,000,000
                                                                                                            ----------------
                                                                                                                 99,239,033
----------------------------------------------------------------------------------------------------------------------------
BANK FLOATING RATE NOTE--1.7%
Bank of America, 4.82%, 4/3/06 5                                                          17,999,432             17,999,432
----------------------------------------------------------------------------------------------------------------------------
National City Bank Cleveland, 4.86%, 4/3/06 5                                             11,997,966             11,997,966
----------------------------------------------------------------------------------------------------------------------------
U.S. Bank NA, 4.81%, 4/28/06 5                                                            17,994,163             17,994,163
----------------------------------------------------------------------------------------------------------------------------
World Savings Bank FSB, 4.78%, 4/19/06 5                                                  25,000,000             25,000,000
                                                                                                            ----------------
                                                                                                                 72,991,561
----------------------------------------------------------------------------------------------------------------------------
FUNDING AGREEMENT/GIC--1.3%
Metropolitan Life Insurance Co., 4.69%, 4/3/06 5                                          20,000,000             20,000,000
----------------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 4.70%, 4/26/06 5                                           15,000,000             15,000,000
----------------------------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 4.78%, 4/28/06 5                                           18,000,000             18,000,000
                                                                                                            ----------------
                                                                                                                 53,000,000
----------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.3%
Undivided interest of 9.39% in joint repurchase agreement
(Principal Amount/Value $1,000,000,000, with a maturity value of
$1,000,407,917) with Bank of America NA, 4.895%, dated 3/31/06, to be repurchased at $93,902,752 on 4/3/06, collateralized by U.S.
Agency Mortgages, 5.50%, 12/1/34, with a value of $1,020,000,001 5                        93,864,463             93,864,463
----------------------------------------------------------------------------------------------------------------------------
MASTER FLOATING NOTE--2.9%
Bear Stearns, 4.995%, 4/3/06 5                                                             1,561,875              1,561,875
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 4.995%, 4/3/06 5                                                            15,438,125             15,438,125
----------------------------------------------------------------------------------------------------------------------------
CDC Financial Products, Inc., 4.975%, 4/3/06 5                                            30,000,000             30,000,000
----------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets, Inc., 4.945%, 4/3/06 5                                          35,000,000             35,000,000
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Capital, 4.975%, 4/3/06 5                                          25,000,000             25,000,000
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 5.055%, 4/3/06 5                                                          15,000,000             15,000,000
                                                                                                            ----------------
                                                                                                                122,000,000
----------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--9.4%
American Express Credit Corp., 4.76%, 4/17/06 5                                            4,000,000              4,000,000
----------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 4.78%, 4/17/06 5                                           29,838,668             29,838,668
----------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.55%, 4/5/06 5                                            5,018,751              5,018,751
----------------------------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.55%, 4/5/06 5                                            5,018,751              5,018,751
----------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 4.60%, 4/18/06 5                                            25,000,000             25,000,000
                                                                                                            ----------------


36                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

                                                                                           Principal
                                                                                              Amount                  Value
----------------------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 4.86%, 6/8/06 5                                        $    25,000,000        $    25,000,000
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns, 4.87%, 4/3/06 5                                                             16,000,000             16,000,000
----------------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 4.87%, 4/3/06 5                                                        4,998,556              4,998,556
----------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.87%, 4/3/06 5                                                              3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.87%, 4/3/06 5                                                              3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.88%, 4/3/06 5                                                              6,997,200              6,997,200
----------------------------------------------------------------------------------------------------------------------------
CC USA, Inc., 4.88%, 4/3/06 5                                                             13,994,400             13,994,400
----------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp., 5.025%, 6/20/06 5                                            24,999,027             24,999,027
----------------------------------------------------------------------------------------------------------------------------
Dorada Finance, Inc., 4.87%, 4/3/06 5                                                      3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 4.78%, 4/24/06 5                                                      2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 4.88%, 4/3/06 5                                                        3,999,233              3,999,233
----------------------------------------------------------------------------------------------------------------------------
Five Finance, Inc., 4.88%, 4/3/06 5                                                       18,996,200             18,996,200
----------------------------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 5.01%, 4/3/06 5                                           15,006,705             15,006,705
----------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 5.035%, 4/3/06 5                                                5,000,000              5,000,000
----------------------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.65%, 4/6/06 5                                                        3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
Islandsbanki HF Corp., 4.84%, 4/24/06 5                                                   10,000,000             10,000,000
----------------------------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 4.89%, 4/3/06 5                                                              5,997,000              5,997,000
----------------------------------------------------------------------------------------------------------------------------
Landsbanki Islands HF, 4.83%, 4/17/06 5                                                   26,000,000             26,000,000
----------------------------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 4.87%, 4/3/06 5                                                         2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 4.83%, 4/28/06 5                                                  3,000,000              3,000,000
----------------------------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 4.87%, 4/3/06 5                                                  30,000,000             30,000,000
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 4.91%, 4/3/06 5                                                           22,000,000             22,000,000
----------------------------------------------------------------------------------------------------------------------------
Sedna Finance, Inc., 4.84%, 4/3/06 5                                                      34,998,213             34,998,213
----------------------------------------------------------------------------------------------------------------------------
Sigma Finance, Inc., 4.87%, 4/3/06 5                                                       7,000,000              7,000,000
----------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 4.80%, 4/25/06 5                                                     20,000,513             20,000,513
----------------------------------------------------------------------------------------------------------------------------
Tango Finance Corp., 4.84%, 4/3/06 5                                                      14,999,402             14,999,402
                                                                                                            ----------------
                                                                                                                393,862,619
----------------------------------------------------------------------------------------------------------------------------
YANKEE FLOATING CERTIFICATE OF DEPOSIT--2.5%
Credit Suisse First Boston NY, 4.81%, 4/28/06 5                                           25,000,000             25,000,000
----------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 4.76%, 4/17/06 5                                           27,993,640             27,993,640
----------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 4.87%, 4/3/06 5                                             2,000,000              2,000,000
----------------------------------------------------------------------------------------------------------------------------
Natexis Banques Populaires NY, 4.89%, 4/3/06 5                                             3,999,224              3,999,224
----------------------------------------------------------------------------------------------------------------------------
Nordea Bank New York, 4.82%, 4/3/06 5                                                     20,297,463             20,297,463
----------------------------------------------------------------------------------------------------------------------------
Unicredito Italiano NY, 4.52%, 4/4/06 5                                                   24,999,136             24,999,136
                                                                                                            ----------------
                                                                                                                104,289,463

                                                                                                            ----------------
Total Investments Purchased with Cash Collateral from Securities Loaned
(Cost $939,247,139)                                                                                             939,247,139
----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $4,186,861,031)                                              122.7%         5,112,520,860
----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (22.7)          (944,301,119)

                                                                                     ---------------------------------------
Net Assets                                                                                     100.0%       $ 4,168,219,741
                                                                                     =======================================

Footnotes to Statement of Investments


37                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

1. Non-income producing security.

2. Partial or fully-loaned security. See accompanying Notes.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,269,230 or 0.03% of the Fund's net assets as of March 31, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2006 was $1,602,409, which represents 0.04% of the Fund's net assets, of which $1,602,409 is considered restricted. See accompanying Notes.

5. The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $ 4,195,094,456
                                                      ===============

Gross unrealized appreciation                         $   954,697,615
Gross unrealized depreciation                             (37,271,211)
                                                      ---------------
Net unrealized appreciation                           $   917,426,404
                                                      ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's


38                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of March 31, 2006, the Fund had no outstanding foreign currency contracts.

ILLIQUID OR RESTRICTED SECURITIES

As of March 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                          ACQUISITION                VALUATION AS OF     UNREALIZED
SECURITY                        DATES         COST    MARCH 31, 2006   APPRECIATION
------------------------------------------------------------------------------------
Mission Oil & Gas, Inc.       1/18/05   $  426,485   $       679,345   $    252,860
Tusk Energy Corp.            11/15/04      492,524           923,064        430,540
                                        --------------------------------------------
                                        $  919,009   $     1,602,409   $    683,400
                                        ============================================

SECURITIES LENDING


39                       |                Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS  March 31, 2006 / Unaudited
--------------------------------------------------------------------------------

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of U.S. Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The Fund retains a portion of the interest earned from the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of March 31, 2006, the Fund had on loan securities valued at $920,897,109. Collateral of $936,804,842 was received for the loans, of which $939,247,139 was received in cash and subsequently invested in approved instruments.


40                       |                Oppenheimer Main Street Small Cap Fund


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
        /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: May 15, 2006


By:
        /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: May 15, 2006